UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                     --------

                                     FORM N-CSR
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                      --------


                                  101 Federal Street
                                   Boston, MA 02110
                 (Address of principal executive offices) (Zip code)

                                The Sirach Portfolios
                                   P.O. Box 219009
                              Kansas City, MO 64121-9009
                       (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                       DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND
                                 [LOGO OMITTED]
                                     SIRACH

THE SIRACH PORTFOLIOS

ANNUAL REPORT                                                   OCTOBER 31, 2003



SIRACH SPECIAL EQUITY PORTFOLIO
SIRACH EQUITY PORTFOLIO
SIRACH GROWTH PORTFOLIO
SIRACH STRATEGIC BALANCED PORTFOLIO
SIRACH BOND PORTFOLIO
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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS


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                                TABLE OF CONTENTS
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Shareholders' Letter ........................................................  1
Statements of Net Assets
     Sirach Special Equity Portfolio ........................................ 15
     Sirach Equity Portfolio ................................................ 22
     Sirach Growth Portfolio ................................................ 27
     Sirach Strategic Balanced Portfolio .................................... 33
     Sirach Bond Portfolio .................................................. 45
Statements of Operations .................................................... 56
Statement of Changes in Net Assets
     Sirach Special Equity Portfolio ........................................ 57
     Sirach Equity Portfolio ................................................ 58
     Sirach Growth Portfolio ................................................ 59
     Sirach Strategic Balanced Portfolio .................................... 60
     Sirach Bond Portfolio .................................................. 61
Financial Highlights
     Sirach Special Equity Portfolio ........................................ 62
     Sirach Equity Portfolio ................................................ 63
     Sirach Growth Portfolio ................................................ 64
     Sirach Strategic Balanced Portfolio .................................... 65
     Sirach Bond Portfolio .................................................. 66
Notes to Financial Statements ............................................... 67
Report of Independent Auditors .............................................. 75
Trustees and Officers of The Advisors' Inner Circle Fund .................... 76
Notice to Shareholders ...................................................... 86
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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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October 31, 2003

Dear Shareholders:

In 1972, Quaker Oats released what became one of the more memorable advertising campaigns for a consumer product: the Life Cereal Gilchrist brothers. These three little boys were very cute, freckle-faced youngsters that were given a new, healthy cereal to try out. The two older brothers pushed the bowl back and forth, refusing to try such unattractive fare. Finally, they pushed the offering in front of their 4-year old brother and said, "Give it to Mikey, he hates everything." They then stared in disbelief as Mikey poured spoonful after spoonful of this healthy food into his little mouth. Their exclamation of "He likes it! Hey, Mikey!" became part of the American vernacular for more than a decade.

For about 30 months, the two big brothers (monetary and fiscal policy) pushed the lagging bowl of economic recovery around the table trying to find something the little brother stock market would like. Maybe it was just the level of persistence or more likely, the amount of sugar (in the form of interest rate cuts and tax rebates) heaped on top that finally did the trick. The bearish view of the world ended quite abruptly in early 2003 and an attitude shift on Wall Street was underway. As another example of how changes in expectations can influence stock prices, many were concerned about the prospects for a difficult war with the Saddam-led Iraq. As it became clear that the U.S. military would quickly dispatch the Iraqi army, investor gloom lifted quite quickly. While stocks surged over the portfolio year with the technology stock-laden NASDAQ Composite Index soaring 46% and the broader market Russell 3000 Index advancing 24%, nearly all the positive return was recorded after February, 2003.

As the stock market rebounded, a very distinctive pattern of return emerged: low quality beat high quality. As measured by the S&P 500 Composite Index, investors aggressively bid up the value of companies with the least favorable financial characteristics. The best performing companies generally exhibited higher than average debt levels, lower than average levels of profitability, and declining earnings. In contrast, the Sirach Capital Management, Inc. continued to invest in companies with below average levels of financial debt, high measures of profitability and accelerating earnings with higher than average prospects for additional upward earnings revisions. Much to our chagrin, the return gap between high quality earnings growth and low quality growth increasingly favored the latter group as the year progressed.

We continue to believe our portfolios will meet their investment objectives and that our investment process remains a viable means to achieve those goals. While

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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we recognize the recent market environment has not favored approaches like ours, investing in companies with good fundamental characteristics is rewarded with positive excess returns over longer time periods.

SIRACH SPECIAL EQUITY PORTFOLIO

The Sirach Special Equity Portfolio completed fiscal 2003 with net assets of $121.1 million. The small capitalization marketplace made a strong showing during the fiscal year. The Russell 2000 Growth Index returned 46.56%, while the S&P 600 SmallCap Index returned 33.58%. This compares quite favorably to the Russell 1000 Growth Index performance of 21.81% and the return from the S&P 500 Composite Index of 20.80%. The Portfolio had a nice absolute return of 31.03% for the year.

The notable difference in return between the Russell 2000 Growth Index and the S&P 600 SmallCap Index is indicative of the type of companies that led the marketplace during fiscal 2003. The S&P 600 SmallCap Index is widely believed to be comprised of higher quality companies than is the Russell 2000 Index of which the Russell 2000 Growth Index is a subset. This discrepancy in quality can be attributed to the methodology used in constructing the indices. The Russell 2000 Index is reconstituted at the end of June each year. The index is built by identifying the 3000 largest publicly traded U.S. companies. The largest 1000 become the Russell 1000 Index and the smallest 2000 become the Russell 2000 Index. This results in a grouping of small capitalization companies unbiased by sector or type of company. The S&P 600 SmallCap Index is a "managed" index. Companies are selected by a committee at Standard & Poor's taking into consideration size, industry and company characteristics, and liquidity. This discrepancy in quality also goes a long way in explaining our weaker performance relative to the Russell 2000 Growth Index. So what type of company performed well? Companies with no earnings; companies with low visibility of earnings (very wide dispersion of estimates); companies with low relative strength (indicative of very poor performance for the previous six to twelve months); companies with very low price; and companies with high betas were the leaders. In short, the strongest performers were more speculative and of lower quality than is typically the case. As you are aware, we focus on companies with consistent historical growth, accelerating earnings, and strong possibilities of earnings surprise that are selling at appropriate valuation levels. Though this type of company didn't lead the market during the fiscal year, our process of stock selection did lead us to some very nice companies.

Technology and Health Care are the two sectors with the most companies that fit the profile of the "winners" described above. Our stock selection in both was the major contributor to our poor relative performance versus the benchmark.

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Conversely, some of our strongest selections were from these two sectors. In
Technology we experienced very strong returns from holdings of semiconductor companies that provide products to the consumer market, especially in the area of digital cameras, digital music players, and cell phones. Conversely, holdings of companies that provide storage solutions were disappointing as strong competition lead to aggressive pricing which resulted in poorer than expected earnings. In Health Care the biggest performers came from holdings in reconstructive surgery and manufacturers of generic drugs. Firms that provide drug discovery, testing, and development services were determined to perform as they experienced declining bookings putting future earnings into question. Technology and Health Care are the largest sector weighting and third largest sector weighting in the portfolio respectively. We are overweight in Technology relative to the index, while Health Care has been reduced to near market weight. The overweight in Technology was a positive contributor as it was the strongest performing sector in the Russell 2000 Index.

Consumer Discretionary is our second largest sector weighting and was a bright spot in the Portfolio. Stock selection was especially strong relative to the index. Strong performance came from a variety of holdings ranging from Internet service providers to teen retailers and other specialty retailers. The Finance sector was another strong performer for the Portfolio. We saw positive relative contribution from stock selection as well as our decision to be underweight in the sector relative to the benchmark. Our strongest performers were from the sub-prime mortgage lenders and Puerto Rican based banks. We have recently been increasing our allocation to this sector and end the fiscal year at a near market weight position.

While we are happy to be able to post strong absolute returns, we are disappointed in performance relative to the Russell 2000 Growth Index. We are believers that the market will return to rewarding high quality companies with strong earnings dynamics. Our process leads us to such companies and our confidence is high that we will be rewarded appropriately.

SIRACH EQUITY PORTFOLIO

The Sirach Equity Portfolio completed fiscal 2003 with $36.7 million in net assets. For the year ended October 31, 2003 the Portfolio returned 12.86%, lagging the 21.81% return of the Russell 1000 Growth Index. As discussed above, when money flowed back into the market, lower quality, high growth companies were rewarded with pre-bubble multiple expansion--in contrast to the market's indifference toward the solid fundamental companies that our selection process favors.

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The story of 2003 was all about Technology and Producer Durables. Investors could not own enough stocks in these two sectors to keep pace with their broad based advances. Signs of mild economic recovery, a relative improvement in Information Technology spending, and the continued fear of havoc-wreaking viruses enticed investors back into Technology stocks with abandon. The Portfolio's performance was led by Symantec Corporation, whose Norton Anti-Virus product is the leading virus protection software for personal computers.

Health Care returns were positive for the year, yet it was one of the laggard sectors in the index. The disappointment came in the form of pharmaceutical stock Merck, Inc. and small exposure early in the year to the hospital industry with increased pressure on cost trends. The Portfolio was bolstered by stock selection with an overweight position in medical technology stocks. The strength in the medical technology industry was garnered by the approval of the first drug-emitting stent in the United States. In particular, Boston Scientific soared as the clear long run beneficiary of advances in these devices.

With record low interest rates, the Financial Service stocks with mortgage exposure outperformed the broader sector. Re-financing and new mortgage activity remained solid, driving U.S. home ownership to record levels. Specifically, the Portfolio benefited from ownership in Countrywide Financial, a leader in the home mortgage market. Brokerages were another bright spot in the Financial Service sector given the improvement in the equity markets and resurgence in IPOs.

A "quest for more knowledge" fortified the Consumer Discretionary sector. A historically high number of unemployed workers expanded their resumes with on-line classes through institutions such as the University of Phoenix owned by the Apollo Group. Additionally, state and local governments began seeking new sources of tax revenue to offset straining budgets and growing deficits, with a number of jurisdictions turning to gaming and lotto. Our position in International Gaming thus was a winner; the company also benefited from increased travel post 9/11, as well as hotels upgrading to "cashless" machines. On the flip side, the Portfolio was held back by holding a position in Fox Entertainment Group, Inc. which saw strength early in 2003 with intense interest in the Iraq situation but was not able to reproduce the same enthusiasm for the fall line-up.

In conclusion, we are confident that our stock selection process will be successful in identifying companies with the best earnings growth dynamics and solid fundamentals to enhance the future performance of the Sirach Equity Portfolio.

SIRACH GROWTH PORTFOLIO

The Sirach Growth Portfolio completed fiscal 2003 with $20.3 million in net assets. For the year ended October 31, the Portfolio's 12.31% return was short of

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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the S&P 500's Composite Index 20.80% return as high-risk stocks outpaced the fundamentally sound companies that are favored by our screening process.

Technology and Producer Durables reigned over the market during fiscal 2003. The Growth Portfolio's overweight position contributed positively to the Portfolio. Continued fear of computer viruses, a relative increase in Information Technology spending, and signs of the beginning of an economic recovery created a rush into technology that was eerily similar to pre-bubble hysteria. Symantec Corporation was a direct beneficiary of the virus scare with its Norton Anti-virus product for consumers.

Health Care returns were positive for the year; but our overweight position was a negative relative contributor to performance, as Health Care gains were disappointing versus other sectors. Specifically, the exposure to the hospital industry and large cap pharmaceutical companies, such as Merck & Co., were negative contributors. Nonetheless, our stock selection bolstered the Portfolio with an overweight position in medical technology companies. The strength in the med-tech industry was garnered by the approval of the first drug-eluding stent in the United States. In particular, Boston Scientific soared as the clear long run beneficiary of advances in these devices.

As the economy started to show signs of growth, local and state governments began looking for more tax revenue by relaxing gaming restrictions and seeking increased income from lotto. International Gaming was the beneficiary of these themes as individuals increased gambling and hotels upgraded technologically to include "cashless" machines. Fox Entertainment Group, Inc. was a strong contributor earlier in the year as Fox news ratings soared during the Iraq turmoil with increased interest in news programs but disappointment overall with their fall programming line-up.

With record low interest rates, the Financial Service stocks with mortgage exposure outperformed the broader sector. Re-financing and new mortgage activity remained solid, driving U.S. home ownership to record levels. Specifically, the Portfolio benefited from ownership in Countrywide Financial, a leader in the home mortgage market. Another bright spot in the Financial Service sector was the brokerage industry that participated in improving equity markets and a resurgence of the IPO market.

As has been typical in past economic recoveries, Basic Materials and Industrials were strong performers for the year. The Portfolio held an underweight position in these companies as they typically do not meet our growth criteria for ownership.

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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SIRACH STRATEGIC BALANCED PORTFOLIO

The Sirach Strategic Balanced Portfolio had net assets of $18.2 million on October 31, 2003. Asset allocation was 61.4% common stock, 36.6% fixed income and the remainder of 11.5% in cash equivalents.

The Sirach Strategic Balanced Portfolio returned 9.24% for the year ended October 31, 2003, compared to 16.21% for the Lipper Balanced Fund Index.

The common stock characteristics for the Sirach Strategic Balanced Portfolio are identical to the Sirach Growth Portfolio, while the bond and derivative characteristics match the Sirach Bond Portfolio.

SIRACH BOND PORTFOLIO

The Sirach Bond Portfolio finished its fiscal year with $69.5 million net assets. For the year ended October 31, 2003, the Portfolio returned 4.27% versus the return of the Lehman U.S. Aggregate Bond Index of 4.91%.

The fiscal year ended with the Fed Funds target unchanged at 1.00%, the ten year U.S. Treasury yield at 4.29%, and the fixed income markets reacting to every economic report and swinging, seemingly weekly, between optimism and pessimism about the economy and the future for interest rates. Total returns for the major fixed income indexes could be significantly impacted over the next few quarters by the potential changes in interest rate levels.

The Fed is likely to continue to maintain a steady hand until a solid recovery is underway and will be late, rather than early, in making the first increase in Fed Funds. Market rates will continue to be volatile and will eventually rise but will not make a sustained move up until U.S. economic growth is convincing and job growth moves into positive territory. Current economic news is mixed but there are some encouraging signs that things will get better. For example, corporate profits are up, credit is available, inventories are low, housing markets are robust and defense spending is strong. On the other hand, manufacturing slowed slightly in September and factories continued to cut jobs including fairly significant employment reductions announced in the auto industry.

Corporations are likely to be the positive force that will bring a full recovery to the U.S. economy. Corporate America, after almost three years of painful adjustments to restore financial health, reduce inventories, increase productivity and eliminate excessive production capacity, are ready to move forward. With the notable exceptions of telecom and airlines, corporate balance sheets have improved. Increased spending is likely for new equipment and to increase depleted inventories.

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THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

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The challenge for fixed income portfolio managers will be to maintain reasonable levels of income while establishing a maturity structure that will cushion the impact when rates do eventually rise. A solid, above average, commitment to well researched corporate bonds, a neutral allocation to the most liquid of mortgage securities, and a less than average percentage of low yielding government securities is the combination that we believe will provide the best opportunity in today's market environment.

Please contact us with any questions you may have.

Sincerely,
SIRACH CAPITAL MANAGEMENT, INC.

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                      DEFINITION OF THE COMPARATIVE INDICES

BLENDED BALANCED INDEX is a customized index which consists of 60% of the S&P 500 and 40% of the Lehman Aggregate Index.

LEHMAN AGGREGATE BOND INDEX is an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

LIPPER BALANCED FUND INDEX contains funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock to bond ratio ranges around 60%/40%.

NASDAQ COMPOSITE INDEX is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 index.

RUSSELL 1000 GROWTH INDEX is an unmanaged index, comprised of 1,000 stocks of the U.S. companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 index, which represents approximately 8% of the total market capitalization of the Russell 3000 index.

RUSSELL 2000 GROWTH INDEX contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

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S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

S&P 600 SMALLCAP INDEX consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

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THE ADVISORS' INNER CIRCLE FUND                                   SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

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[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2003

1 Year   5 Years  10 Years
31.03%    9.44%    7.86%

           SIRACH SPECIAL         RUSSELL 2000
          EQUITY PORTFOLIO        GROWTH INDEX
1993          $10,000               $10,000
1994            9,532                 9,908
1995           11,945                11,948
1996           14,766                13,541
1997           15,963                16,407
1998           13,570                13,805
1999           23,243                17,847
2000           31,720                20,731
2001           19,908                14,201
2002           16,261                11,138
2003           21,306                16,324

* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
     PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

              SEE DEFINITION OF COMPARATIVE INDICES ON PAGES 8 & 9.

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THE ADVISORS' INNER CIRCLE FUND                          SIRACH EQUITY PORTFOLIO

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[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2003


1 Year   5 Years  Since 7/1/96*
12.86%   (5.04)%       3.06%

             SIRACH EQUITY         RUSSELL 1000
              PORTFOLIO            GROWTH INDEX
7/1/96*      $10,000               $10,000
October 96    10,980                10,422
October 97    14,091                13,598
October 98    16,153                16,948
October 99    20,380                22,753
October 00    21,933                24,876
October 01    13,019                14,938
October 02    11,048                12,007
October 03    12,469                14,626

  * Beginning of operations. Index comparisons begin on 6/30/96.
 ** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
     PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

              SEE DEFINITION OF COMPARATIVE INDICES ON PAGES 8 & 9.

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THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                       PORTFOLIO

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[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2003

1 Year   5 Years  Since 12/1/93*
12.31%   (1.09)%       7.24%

              SIRACH      S&P
              GROWTH    COMPOSITE
             PORTFOLIO   INDEX
12/1 93*      $10,000    $10,000
October 94      9,742     10,486
October 95     11,625     13,259
October 96     14,476     16,454
October 97     18,943     21,738
October 98     21,112     26,518
October 99     26,791     33,325
October 00     30,727     35,355
October 01     20,188     26,551
October 02     17,798     22,539
October 03     19,988     27,228

 * Beginning of operations. Index comparisons begin on 11/30/93.
** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
     PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

              SEE DEFINITION OF COMPARATIVE INDICES ON PAGES 8 & 9.

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THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2003

1 Year   5 Years  Since 12/1/93*
9.24%     1.98%        6.89%

              SIRACH         S&P 500         LEHMAN          BLENDED
            STRATEGIC      BOND INDEX       AGGREGATE        BALANCED
             BALANCED         INDEX        BOND INDEX        INDEX
            PORTFOLIO

12/1/93*     $10,000         $10,000         $10,000         $10,000
October 94     9,578          10,486           9,716          10,177
October 95    11,408          13,259          11,237          12,425
October 96    13,134          16,454          11,892          14,481
October 97    15,863          21,738          12,952          17,755
October 98    17,549          26,518          14,160          20,854
October 99    20,312          33,325          14,235          24,021
October 00    22,560          35,355          15,274          25,667
October 01    18,811          26,551          17,498          22,956
October 02    17,720          22,539          18,528          21,444
October 03    19,357          27,228          19,438          24,559

 * Beginning of operations. Index comparisons begin on 11/30/93.
** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
     PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

              SEE DEFINITION OF COMPARATIVE INDICES ON PAGES 8 & 9.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

 AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2003



1 Year   5 Years  Since 11/3/97*
4.27%    4.49%    5.21%

            SIRACH BOND        LEHMAN AGGREGATE
            PORTFOLIO             BOND INDEX
11/3/97*     $10,000               $10,000
1998          10,884                10,932
1999          10,947                10,990
2000          11,666                11,792
2001          12,966                13,509
2002          13,002                14,305
2003          13,557                15,007

  * Beginning of operations. Index comparisons begin on 10/31/97.
** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
     PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

              SEE DEFINITION OF COMPARATIVE INDICES ON PAGES 8 & 9.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK --  96.2%
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------   -----------
AUTO & TRANSPORTATION -- 0.8%
TRUCKERS -- 0.8%
   Forward Air* ..........................................  32,800   $   953,824
                                                                     -----------
   Total Auto & Transportation ...........................               953,824
                                                                     -----------
CONSUMER DISCRETIONARY -- 22.6%
CONSUMER ELECTRONICS -- 0.9%
   United Online* (a) ....................................  38,200     1,099,778
                                                                     -----------
CONSUMER PRODUCTS -- 1.1%
   Yankee Candle* ........................................  45,300     1,267,494
                                                                     -----------
EDUCATION SERVICES -- 0.9%
   ITT Educational Services* .............................  20,900     1,040,820
                                                                     -----------
ENTERTAINMENT -- 0.9%
   Movie Gallery* ........................................  52,300     1,081,564
                                                                     -----------
LEISURE TIME -- 0.9%
   Callaway Golf (a) .....................................  69,000     1,121,250
                                                                     -----------
RENT & LEASING SERVICES -- 1.1%
   Aaron Rents ...........................................  62,300     1,364,370
                                                                     -----------
RESTAURANTS -- 1.1%
   Applebees International ...............................  37,000     1,387,870
                                                                     -----------
RETAIL -- 10.4%
   Aeropostale* (a) ......................................  46,000     1,419,100
   Claire's Stores .......................................  40,300     1,559,610
   Fred's (a) ............................................  42,575     1,604,226
   Global Imaging Systems* (a) ...........................  33,200       964,460
   Guitar Center* (a) ....................................  35,600     1,158,780
   HOT Topic* (a) ........................................  84,400     2,423,124
   Pacific Sunwear Of California* (a) ....................  78,325     1,808,524
   Tractor Supply* (a) ...................................  40,600     1,701,546
                                                                     -----------
                                                                      12,639,370
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------   -----------
SERVICES - COMMERCIAL -- 2.0%
   Advisory Board* (a) ...................................  27,000   $   982,530
   Tetra Tech* ...........................................  54,000     1,213,920
   Wireless Facilities* ..................................   9,900       170,082
                                                                     -----------
                                                                       2,366,532
                                                                     -----------
SHOES -- 2.5%
   K-Swiss, Cl A .........................................  42,000     1,845,480
   Wolverine World Wide ..................................  58,200     1,175,640
                                                                     -----------
                                                                       3,021,120
                                                                     -----------
TEXTILES APPAREL MANUFACTURES -- 0.8%
   Quiksilver* ...........................................  54,700       939,199
                                                                     -----------
   Total Consumer Discretionary ..........................            27,329,367
                                                                     -----------
CONSUMER STAPLES -- 1.5%
FOODS -- 1.5%
   JM Smucker (a) ........................................  23,200     1,015,464
   Ralcorp Holdings* .....................................  30,700       844,250
                                                                     -----------
   Total Consumer Staples ................................             1,859,714
                                                                     -----------
FINANCIAL SERVICES -- 12.9%
BANKS - OUTSIDE NEW YORK CITY -- 6.0%
   East-West Bancorp .....................................  25,500     1,251,795
   R & G Financial, Cl B .................................  41,200     1,355,480
   South Financial Group .................................  45,800     1,196,754
   UCBH Holdings .........................................  43,500     1,553,385
   Wintrust Financial (a) ................................  45,500     1,971,970
                                                                     -----------
                                                                       7,329,384
                                                                     -----------
FINANCE COMPANIES -- 0.9%
   Accredited Home Lenders Holding* (a) ..................  36,300     1,038,906
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------   -----------
FINANCE DATA PROCESS SERVICES -- 2.9%
   Digital Insight* ......................................  40,700   $   853,886
   eSpeed, Cl A* .........................................  37,200     1,013,700
   Global Payments (a) ...................................  38,500     1,603,525
                                                                     -----------
                                                                       3,471,111
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 1.1%
   New Century Financial (a) .............................  37,750     1,399,770
                                                                     -----------
REAL ESTATE INVESTMENT TRUST -- 0.6%
   Federal Realty Investment Trust .......................  18,100       686,895
                                                                     -----------
SAVINGS & LOAN -- 1.4%
   Dime Community Bancshares .............................  59,800     1,667,224
                                                                     -----------
   Total Financial Services ..............................            15,593,290
                                                                     -----------
HEALTH CARE -- 21.4%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 3.1%
   Idexx Laboratories* (a) ...............................  32,200     1,523,060
   Martek Biosciences* (a) ...............................  10,800       522,828
   Vicuron Pharmaceuticals* (a) ..........................  43,700       801,895
   Zymogenetics* (a) .....................................  78,300       963,873
                                                                     -----------
                                                                       3,811,656
                                                                     -----------
DRUGS & PHARMACEUTICALS -- 5.1%
   Bradley Pharmaceuticals* (a) ..........................  37,600     1,010,312
   Connetics* (a) ........................................  85,700     1,534,887
   Eon Labs* (a) .........................................  32,600     1,372,786
   Kos Pharmaceuticals* (a) ..............................  25,800     1,024,518
   Pharmaceutical Resources* (a) .........................  17,900     1,293,812
                                                                     -----------
                                                                       6,236,315
                                                                     -----------
HEALTH CARE FACILITIES -- 2.0%
   American Healthways* (a) ..............................  24,500     1,015,525
   United Surgical Partners International* (a) ...........  45,600     1,375,296
                                                                     -----------
                                                                       2,390,821
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------   -----------
HEALTH CARE SERVICES -- 1.1%
   Accredo Health* .......................................  41,800   $ 1,335,928
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 7.5%
   Advanced Neuromodulation Systems* (a) .................  22,400       918,400
   Align Technology* (a) .................................  67,200     1,036,224
   Biolase Technology* ...................................  79,700     1,045,664
   Closure Medical* (a) ..................................   6,500       200,265
   Inamed* ...............................................  12,500     1,079,625
   Merit Medical Systems* ................................  46,400     1,215,216
   Techne* (a) ...........................................  49,700     1,731,051
   Wright Medical Group* (a) .............................  61,400     1,802,090
                                                                     -----------
                                                                       9,028,535
                                                                     -----------
MEDICAL SERVICES -- 2.6%
   Parexel International* ................................  95,400     1,595,088
   VCA Antech* ...........................................  54,500     1,539,080
                                                                     -----------
                                                                       3,134,168
                                                                     -----------
   Total Health Care                                                  25,937,423
                                                                     -----------
MATERIALS & PROCESSING -- 1.8%
CHEMICALS -- 1.7%
   Cabot Microelectronics* (a) ...........................  24,200     1,379,400
   Hercules* .............................................  65,200       681,340
                                                                     -----------
                                                                       2,060,740
                                                                     -----------
MISCELLANEOUS MATERIALS & PROCESS -- 0.1%
   Acuity Brands (a) .....................................   6,600       141,900
                                                                     -----------
   Total Materials & Processing ..........................             2,202,640
                                                                     -----------
OTHER ENERGY -- 2.7%
OIL - CRUDE PRODUCERS -- 2.7%
   Denbury Resources* ....................................  71,000       896,020
   Nuevo Energy* .........................................  40,900       804,912
   Patina Oil & Gas ......................................  37,375     1,576,477
                                                                     -----------
   Total Other Energy ....................................             3,277,409
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------   -----------
PRODUCER DURABLES -- 6.7%
ELECTRICAL EQUIPMENT & COMPONENTS -- 2.1%
   Ametek ................................................  30,500   $ 1,435,025
   Cohu ..................................................  57,700     1,158,039
                                                                     -----------
                                                                       2,593,064
                                                                     -----------

HOME BUILDING -- 1.0%
   Standard Microsystems* ................................  41,000     1,230,000
                                                                     -----------
MACHINERY - SPECIALTY -- 2.1%
   Applied Films* (a) ....................................  28,100       880,935
   Engineered Support Systems ............................  23,650     1,598,977
                                                                     -----------
                                                                       2,479,912
                                                                     -----------
PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
   Rofin-Sinar Technologies* (a) .........................  39,600       940,500
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
   Polycom* ..............................................  44,800       897,344
                                                                     -----------
   Total Producer Durables ...............................             8,140,820
                                                                     -----------
TECHNOLOGY -- 25.8%
COMMUNICATIONS TECHNOLOGY -- 5.1%
   Avocent* ..............................................  45,100     1,704,780
   j2 Global Communications* (a) .........................  28,600       809,952
   Standard-Pacific ......................................  20,700       990,495
   Tekelec* (a) ..........................................  82,700     1,330,643
   WebEx Communications* (a) .............................  61,800     1,365,162
                                                                     -----------
                                                                       6,201,032
                                                                     -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 9.8%
   Ansys* (a) ............................................  43,700     1,557,468
   Concord Communications* ...............................  50,000       895,500
   Embarcadero Technologies* (a) .........................  74,800       964,920
   F5 Networks* (a) ......................................  79,600     1,990,796
   Hyperion Solutions* ...................................  34,600     1,158,754
   MicroStrategy, Cl A* (a) ..............................  31,000     1,705,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------   -----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS --  CONTINUED
   MRO Software* .......................................    79,700   $ 1,008,205
   Progress Software* ..................................    32,800       723,896
   SafeNet* (a) ........................................    30,900     1,030,515
   Stellent* ...........................................    92,500       816,775
                                                                     -----------
                                                                      11,851,829
                                                                     -----------
COMPUTER TECHNOLOGY -- 2.4%
   Advanced Digital Information* .......................   128,300     2,084,875
   Computer Network Technology* ........................    85,600       847,440
                                                                     -----------
                                                                       2,932,315
                                                                     -----------
ELECTRICAL & ELECTRONICS -- 2.6%
   Benchmark Electronics* (a) ..........................    28,200     1,373,904
   Power Integrations* .................................    52,300     1,821,086
                                                                     -----------
                                                                       3,194,990
                                                                     -----------
ELECTRONICS -- 1.0%
   Avid Technology* (a) ................................    23,200     1,200,368
                                                                     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 4.9%
   ESS Technology* .....................................    89,700     1,245,036
   Integrated Device Technology* .......................    79,700     1,251,290
   Omnivision Technologies* (a) ........................    29,500     1,675,600
   Pixelworks* (a) .....................................   141,400     1,708,112
                                                                     -----------
                                                                       5,880,038
                                                                     -----------
   Total Technology                                                   31,260,572
                                                                     -----------
   TOTAL COMMON STOCK
       (Cost $84,727,068)                                            116,555,059
                                                                     -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 49.1%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.8%
   HighMark Diversified Money Market Fund .............. 4,865,551     4,865,551
   HighMark U.S. Government Money Market Fund ..........   925,209       925,209
                                                                     -----------
   TOTAL CASH EQUIVALENTS
       (Cost $5,790,760) ...............................               5,790,760
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT       VALUE
                                                           ------    -----------
REPURCHASE AGREEMENT -- 44.3%
   Morgan Stanley 0.00%, dated 10/31/03, to be
      repurchased on 11/03/03, repurchase price
      $53,619,300 (collateralized by Corporate
      Obligations, total market value $56,349,028) (b)
      (cost $53,619,300) ..............................$53,619,300 $ 53,619,300
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
       (Cost $59,410,060) .............................              59,410,060
                                                                   ------------
   TOTAL INVESTMENTS -- 145.3%
       (Cost $144,137,128) ............................             175,965,119
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (45.3)%
   Payable Upon Return of Securities Loaned ...........             (53,619,300)
   Investment Advisory Fees Payable ...................                 (70,736)
   Administration Fees Payable ........................                 (26,477)
   Other Assets and Liabilities, Net ..................              (1,163,477)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................             (54,879,990)
                                                                   ------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ....................................             158,493,894
   Accumulated Net Realized Loss on Investments .......             (69,236,756)
   Net Unrealized Appreciation on Investments .........              31,827,991
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .........................            $121,085,129
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......              22,043,330
   NET ASSET VALUE, Offering and Redemption
      Price Per Share .................................                   $5.49
                                                                          =====
  * NON-INCOME PRODUCING SECURITY
 CL CLASS
(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2003 (SEE NOTE 9 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2003 WAS $51,810,678.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 9 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF THE SECURITY AS OF OCTOBER 31, 2003 WAS $53,619,300.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 95.1%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         ---------    ----------
AUTO & TRANSPORTATION -- 0.9%
TRANSPORTATION MISCELLANEOUS -- 0.9%
   United Parcel Service, Cl B ..........................    4,700    $  340,844
                                                                      ----------
   Total Auto & Transportation ..........................                340,844
                                                                      ----------
CONSUMER DISCRETIONARY -- 16.1%
CASINOS & GAMBLING -- 1.4%
   International Game Technology ........................   16,000       524,000
                                                                      ----------
EDUCATION SERVICES -- 1.1%
   Apollo Group, Cl A* ..................................    6,400       406,592
                                                                      ----------
ENTERTAINMENT -- 1.1%
   Fox Entertainment Group, Cl A* .......................   14,000       387,800
                                                                      ----------
RENT & LEASING SERVICES -- 0.9%
   Rent-A-Center* .......................................   10,500       328,230
                                                                      ----------
RETAIL -- 11.6%
   Autozone* ............................................    3,800       365,180
   Bed Bath & Beyond* ...................................   14,900       629,376
   Home Depot ...........................................   19,800       733,986
   Lowe's ...............................................    7,300       430,189
   Staples* .............................................   25,700       689,274
   Wal-Mart Stores ......................................   23,700     1,397,115
                                                                      ----------
                                                                       4,245,120
                                                                      ----------
   Total Consumer Discretionary .........................              5,891,742
                                                                      ----------
CONSUMER STAPLES -- 8.0%
BEVERAGE - SOFT DRINKS -- 1.7%
   PepsiCo ..............................................   12,900       616,878
                                                                      ----------
FOODS -- 4.2%
   Dean Foods* ..........................................   11,700       353,925
   General Mills ........................................    7,600       340,860
   Kellogg ..............................................    8,100       268,353
   Sysco ................................................   17,900       602,514
                                                                      ----------
                                                                       1,565,652
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         ---------    ----------
SOAP & HOUSEHOLD CHEMICALS -- 2.1%
   Procter & Gamble .....................................    7,800    $  766,662
                                                                      ----------
   Total Consumer Staples ...............................              2,949,192
                                                                      ----------
FINANCIAL SERVICES -- 13.5%
DIVERSIFIED FINANCIAL SERVICES -- 2.1%
   American Express .....................................   16,200       760,266
                                                                      ----------
FINANCE - SMALL LOAN -- 1.8%
   SLM ..................................................   17,100       669,636
                                                                      ----------
FINANCE DATA PROCESS SERVICES -- 1.0%
   First Data ...........................................   10,700       381,990
                                                                      ----------
FINANCIAL MISCELLANEOUS -- 3.0%
   AMBAC Financial Group ................................    8,900       629,586
   MBNA .................................................   19,000       470,250
                                                                      ----------
                                                                       1,099,836
                                                                      ----------
INSURANCE - LIFE -- 1.8%
   Principal Financial Group ............................    9,300       291,555
   Prudential Financial .................................    9,300       359,352
                                                                      ----------
                                                                         650,907
                                                                      ----------
INSURANCE - MULTI-LINE -- 1.0%
   American International Group .........................    5,779       351,537
                                                                      ----------
SECURITIES BROKERS & SERVICES -- 2.8%
   Countrywide Financial ................................    4,400       462,528
   Lehman Brothers Holdings .............................    7,700       554,400
                                                                      ----------
                                                                       1,016,928
                                                                      ----------
   Total Financial Services .............................              4,931,100
                                                                      ----------
HEALTH CARE -- 22.9%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 2.7%
   Amgen* ...............................................   15,900       981,984
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         ---------    ----------
DRUGS & PHARMACEUTICALS -- 10.6%
   Gilead Sciences* .....................................    8,200    $  447,556
   Johnson & Johnson ....................................   12,100       608,993
   Merck ................................................    6,600       292,050
   Pfizer ...............................................   43,670     1,379,972
   Teva Pharmaceutical Industries ADR ...................    7,400       420,986
   Wyeth ................................................   17,000       750,380
                                                                      ----------
                                                                       3,899,937
                                                                      ----------
ELECTRICAL - MEDICAL SYSTEMS -- 3.1%
   Medtronic ............................................   16,100       733,677
   Varian Medical Systems* ..............................    6,200       396,428
                                                                      ----------
                                                                       1,130,105
                                                                      ----------
HEALTH CARE MANAGEMENT SERVICES -- 1.5%
   UnitedHealth Group ...................................   10,600       539,328
                                                                      ----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.0%
   Boston Scientific* ...................................    8,500       575,620
   Stryker ..............................................    5,900       478,549
   Zimmer Holdings* .....................................   12,300       784,863
                                                                      ----------
                                                                       1,839,032
                                                                      ----------
   Total Health Care ....................................              8,390,386
                                                                      ----------
MATERIALS & PROCESSING -- 0.9%
CHEMICALS -- 0.9%
   Ecolab ...............................................   11,800       317,302
                                                                      ----------
   Total Materials & Processing .........................                317,302
                                                                      ----------
OTHER -- 7.4%
MULTI-SECTOR COMPANIES -- 7.4%
   3M ...................................................    7,400       583,638
   Fortune Brands .......................................    8,900       579,835
   General Electric .....................................   54,030     1,567,410
                                                                      ----------
   Total Other ..........................................              2,730,883
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         ---------    ----------
PRODUCER DURABLES -- 2.9%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.9%
   Applied Materials* ...................................   29,200    $  682,404
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
   Nokia ADR ............................................   22,400       380,576
                                                                      ----------
   Total Producer Durables ..............................              1,062,980
                                                                      ----------
TECHNOLOGY -- 22.5%
COMMUNICATIONS TECHNOLOGY -- 3.5%
   Cisco Systems* .......................................   61,241     1,284,836
                                                                      ----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.4%
   Microsoft ............................................   62,380     1,631,237
   Symantec* ............................................    5,400       359,910
                                                                      ----------
                                                                       1,991,147
                                                                      ----------
COMPUTER TECHNOLOGY -- 6.8%
   Dell* ................................................   29,300     1,058,316
   EMC* .................................................   54,600       755,664
   International Business Machines ......................    7,500       671,100
                                                                      ----------
                                                                       2,485,080
                                                                      ----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 6.8%
   Analog Devices* ......................................   11,000       487,630
   Intel ................................................   60,706     2,006,333
                                                                      ----------
                                                                       2,493,963
                                                                      ----------
   Total Technology .....................................              8,255,026
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $32,242,873) ................................             34,869,455
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH EQUITY
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 5.2%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         ---------    ----------
CASH EQUIVALENTS -- 5.2%
   HighMark Diversified Money Market Fund .............  1,462,589  $ 1,462,589
   HighMark U.S. Government Money Market Fund .........    441,187      441,187
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $1,903,776) ...............................               1,903,776
                                                                    -----------
   TOTAL INVESTMENTS -- 100.3%
      (Cost $34,146,649) ..............................              36,773,231
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.3)%
   Investment Advisory Fees Payable ...................                 (19,556)
   Administration Fees Payable ........................                  (8,272)
   Other Assets and Liabilities, Net ..................                 (82,459)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                (110,287)
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ....................................              51,332,479
   Accumulated Net Realized Loss on Investments .......             (17,296,117)
   Net Unrealized Appreciation on Investments .........               2,626,582
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .........................             $36,662,944
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......               3,941,801
   NET ASSET VALUE, Offering and Redemption Price Per Share               $9.30
                                                                          =====
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 98.0%
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
AUTO & TRANSPORTATION -- 2.9%
AIR TRANSPORT -- 1.5%
   FedEx ................................................    4,000    $  303,040
                                                                      ----------
TRANSPORTATION MISCELLANEOUS -- 1.4%
   United Parcel Service, Cl B ..........................    4,000       290,080
                                                                      ----------
   Total Auto & Transportation ..........................                593,120
                                                                      ----------
CONSUMER DISCRETIONARY -- 15.3%
CASINOS & GAMBLING -- 1.6%
   International Game Technology ........................   10,000       327,500
                                                                      ----------
EDUCATION SERVICES -- 1.2%
   Apollo Group, Cl A* ..................................    3,800       241,414
                                                                      ----------
ENTERTAINMENT -- 1.1%
   Fox Entertainment Group, Cl A* .......................    8,200       227,140
                                                                      ----------
RENT & LEASING SERVICES -- 0.9%
   Rent-A-Center* .......................................    6,000       187,560
                                                                      ----------
RETAIL -- 10.5%
   Autozone* ............................................    2,200       211,420
   Bed Bath & Beyond* ...................................    7,600       321,024
   Home Depot ...........................................    5,800       215,006
   Lowe's ...............................................    4,700       276,971
   Staples* .............................................   13,300       356,706
   Wal-Mart Stores ......................................   12,600       742,770
                                                                      ----------
                                                                       2,123,897
                                                                      ----------
   Total Consumer Discretionary .........................              3,107,511
                                                                      ----------
CONSUMER STAPLES -- 8.1%
BEVERAGE - SOFT DRINKS -- 1.1%
   PepsiCo ..............................................    4,500       215,190
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
FOODS -- 4.7%
   Dean Foods* ..........................................    8,100    $  245,025
   General Mills ........................................    4,400       197,340
   Kellogg ..............................................    5,700       188,841
   Sysco ................................................    9,400       316,404
                                                                      ----------
                                                                         947,610
                                                                      ----------
SOAP & HOUSEHOLD CHEMICALS -- 2.3%
   Procter & Gamble .....................................    4,800       471,792
                                                                      ----------
   Total Consumer Staples ...............................              1,634,592
                                                                      ----------
FINANCIAL SERVICES -- 22.1%
BANKS - OUTSIDE NEW YORK CITY -- 2.0%
   Bank of America ......................................    2,500       189,325
   SouthTrust ...........................................    6,600       210,210
                                                                      ----------
                                                                         399,535
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES -- 6.1%
   American Express .....................................    8,800       412,984
   Citigroup ............................................   17,500       829,500
                                                                      ----------
                                                                       1,242,484
                                                                      ----------
FINANCE - SMALL LOAN -- 1.7%
   SLM ..................................................    8,700       340,692
                                                                      ----------
FINANCE DATA PROCESS SERVICES -- 1.5%
   First Data ...........................................    8,500       303,450
                                                                      ----------
FINANCIAL MISCELLANEOUS -- 3.7%
   AMBAC Financial Group ................................    5,500       389,070
   MBNA .................................................   15,000       371,250
                                                                      ----------
                                                                         760,320
                                                                      ----------
INSURANCE - LIFE -- 2.2%
   Principal Financial Group ............................    5,700       178,695
   Prudential Financial .................................    7,100       274,344
                                                                      ----------
                                                                         453,039
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
INSURANCE - MULTI-LINE -- 1.8%
   American International Group .........................    5,885    $  357,985
                                                                      ----------
SECURITIES BROKERS & SERVICES -- 3.1%
   Countrywide Financial ................................    2,800       294,336
   Lehman Brothers Holdings .............................    4,600       331,200
                                                                      ----------
                                                                         625,536
                                                                      ----------
   Total Financial Services .............................              4,483,041
                                                                      ----------
HEALTH CARE -- 17.9%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.8%
   Amgen* ...............................................    5,900       364,384
                                                                      ----------
DRUGS & PHARMACEUTICALS -- 7.3%
   Johnson & Johnson ....................................    4,800       241,584
   Merck ................................................    5,100       225,675
   Pfizer ...............................................   13,540       427,864
   Teva Pharmaceutical Industries ADR ...................    4,700       267,383
   Wyeth ................................................    7,200       317,808
                                                                      ----------
                                                                       1,480,314
                                                                      ----------
ELECTRICAL - MEDICAL SYSTEMS -- 2.5%
   Medtronic ............................................    6,200       282,534
   Varian Medical Systems* ..............................    3,600       230,184
                                                                      ----------
                                                                         512,718
                                                                      ----------
HEALTH CARE MANAGEMENT SERVICES -- 1.6%
   UnitedHealth Group ...................................    6,200       315,456
                                                                      ----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.7%
   Boston Scientific* ...................................    4,000       270,880
   Stryker ..............................................    3,600       291,996
   Zimmer Holdings* .....................................    6,000       382,860
                                                                      ----------
                                                                         945,736
                                                                      ----------
   Total Health Care ....................................              3,618,608
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
INTEGRATED OILS -- 4.7%
OIL - INTEGRATED DOMESTIC -- 1.2%
   Occidental Petroleum .................................    6,900    $  243,294
                                                                      ----------
OIL - INTEGRATED INTERNATIONAL -- 3.5%
   Exxon Mobil ..........................................   19,200       702,336
                                                                      ----------
   Total Integrated Oils ................................                945,630
                                                                      ----------
MATERIALS & PROCESSING -- 1.0%
CHEMICALS -- 1.0%
   Ecolab ...............................................    7,600       204,364
                                                                      ----------
   Total Materials & Processing .........................                204,364
                                                                      ----------
OTHER -- 6.5%
MULTI-SECTOR COMPANIES -- 6.5%
   3M ...................................................    5,200       410,124
   Fortune Brands .......................................    6,600       429,990
   General Electric .....................................   16,500       478,665
                                                                      ----------
   Total Other ..........................................              1,318,779
                                                                      ----------
OTHER ENERGY -- 1.1%
OIL - CRUDE PRODUCERS -- 1.1%
   Burlington Resources .................................    4,700       228,608
                                                                      ----------
   Total Other Energy ...................................                228,608
                                                                      ----------
PRODUCER DURABLES -- 3.0%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.9%
   Applied Materials* ...................................   16,100       376,257
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
   Nokia ADR ............................................   13,300       225,967
                                                                      ----------
   Total Producer Durables ..............................                602,224
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
TECHNOLOGY -- 14.3%
COMMUNICATIONS TECHNOLOGY -- 2.2%
   Cisco Systems* .......................................   20,980    $  440,160
                                                                      ----------
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.0%
   Microsoft ............................................   22,640       592,036
   Symantec* ............................................    3,300       219,945
                                                                      ----------
                                                                         811,981
                                                                      ----------
COMPUTER TECHNOLOGY -- 5.3%
   Dell* ................................................   10,100       364,812
   EMC* .................................................   19,300       267,112
   International Business Machines ......................    4,901       438,542
                                                                      ----------
                                                                       1,070,466
                                                                      ----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 2.8%
   Intel ................................................   17,360       573,748
                                                                      ----------
   Total Technology .....................................              2,896,355
                                                                      ----------
UTILITIES -- 1.1%
UTILITIES - TELECOMMUNICATIONS -- 1.1%
   CenturyTel ...........................................    6,400       228,800
                                                                      ----------
   Total Utilities ......................................                228,800
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $18,200,107) ................................             19,861,632
                                                                      ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 3.3%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.3%
   HighMark Diversified Money Market Fund
      (Cost $664,096) ...................................  664,096       664,096
                                                                      ----------
   TOTAL INVESTMENTS -- 101.3%
      (Cost $18,864,203) ................................             20,525,728
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH GROWTH
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                       -----
OTHER ASSETS AND LIABILITIES -- (1.3)%
   Investment Advisory Fees Payable ..............................  $    (9,252)
   Administration Fees Payable ...................................       (3,134)
   Other Assets and Liabilities, Net .............................     (253,093)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ............................     (265,479)
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ...............................................   23,336,067
   Accumulated Net Realized Loss on Investments ..................   (4,737,343)
   Net Unrealized Appreciation on Investments ....................    1,661,525
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ....................................  $20,260,249
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..................    3,365,318
   NET ASSET VALUE, Offering and Redemption Price Per Share ......        $6.02
                                                                          =====
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 61.4%
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                          ------      -----
AUTO & TRANSPORTATION -- 1.8%
AIR TRANSPORT -- 0.9%
   FedEx ................................................    2,300    $  174,248
                                                                      ----------
TRANSPORTATION MISCELLANEOUS -- 0.9%
   United Parcel Service, Cl B ..........................    2,200       159,544
                                                                      ----------
   Total Auto & Transportation ..........................                333,792
                                                                      ----------
CONSUMER DISCRETIONARY -- 9.7%
CASINOS & GAMBLING -- 1.0%
   International Game Technology ........................    5,600       183,400
                                                                      ----------
EDUCATION SERVICES -- 0.8%
   Apollo Group, Cl A* ..................................    2,200       139,766
                                                                      ----------
ENTERTAINMENT -- 0.7%
   Fox Entertainment Group, Cl A* .......................    4,800       132,960
                                                                      ----------
RENT & LEASING SERVICES -- 0.6%
   Rent-A-Center* .......................................    3,200       100,032
                                                                      ----------
RETAIL -- 6.6%
   Autozone* ............................................    1,300       124,930
   Bed Bath & Beyond* ...................................    4,200       177,408
   Home Depot ...........................................    3,400       126,038
   Lowe's ...............................................    2,600       153,218
   Staples* .............................................    7,500       201,150
   Wal-Mart Stores ......................................    7,100       418,545
                                                                      ----------
                                                                       1,201,289
                                                                      ----------
   Total Consumer Discretionary .........................              1,757,447
                                                                      ----------
CONSUMER STAPLES -- 5.0%
BEVERAGE - SOFT DRINKS -- 0.6%
   PepsiCo ..............................................    2,500       119,550
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                          ------      -----
FOODS -- 2.9%
   Dean Foods* ..........................................    4,600    $  139,150
   General Mills ........................................    2,400       107,640
   Kellogg ..............................................    3,200       106,016
   Sysco ................................................    5,100       171,666
                                                                      ----------
                                                                         524,472
                                                                      ----------
SOAP & HOUSEHOLD CHEMICALS -- 1.5%
   Procter & Gamble .....................................    2,700       265,383
                                                                      ----------
   Total Consumer Staples ...............................                909,405
                                                                      ----------
FINANCIAL SERVICES -- 13.8%
BANKS - OUTSIDE NEW YORK CITY -- 1.2%
   Bank of America ......................................    1,400       106,022
   SouthTrust ...........................................    3,600       114,660
                                                                      ----------
                                                                         220,682
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
   American Express .....................................    4,700       220,571
   Citigroup ............................................    9,433       447,124
                                                                      ----------
                                                                         667,695
                                                                      ----------
FINANCE - SMALL LOAN -- 1.1%
   SLM ..................................................    5,100       199,716
                                                                      ----------
FINANCE DATA PROCESS SERVICES -- 0.9%
   First Data ...........................................    4,700       167,790
                                                                      ----------
FINANCIAL MISCELLANEOUS -- 2.3%
   AMBAC Financial Group ................................    3,000       212,220
   MBNA .................................................    8,200       202,950
                                                                      ----------
                                                                         415,170
                                                                      ----------
INSURANCE - LIFE -- 1.5%
   Principal Financial Group ............................    3,700       115,995
   Prudential Financial .................................    4,200       162,288
                                                                      ----------
                                                                         278,283
                                                                      ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                          ------      -----
INSURANCE - MULTI-LINE -- 1.1%
   American International Group .........................    3,374    $  205,241
                                                                      ----------
SECURITIES BROKERS & SERVICES -- 2.0%
   Countrywide Financial ................................    1,700       178,704
   Lehman Brothers Holdings .............................    2,500       180,000
                                                                      ----------
                                                                         358,704
                                                                      ----------
   Total Financial Services .............................              2,513,281
                                                                      ----------
HEALTH CARE -- 11.3%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.1%
   Amgen* ...............................................    3,200       197,632
                                                                      ----------
DRUGS & PHARMACEUTICALS -- 4.6%
   Johnson & Johnson ....................................    2,800       140,924
   Merck ................................................    2,800       123,900
   Pfizer ...............................................    7,620       240,792
   Teva Pharmaceutical Industries ADR ...................    2,900       164,981
   Wyeth ................................................    3,900       172,146
                                                                      ----------
                                                                         842,743
                                                                      ----------
ELECTRICAL - MEDICAL SYSTEMS -- 1.6%
   Medtronic ............................................    3,400       154,938
   Varian Medical Systems* ..............................    2,100       134,274
                                                                      ----------
                                                                         289,212
                                                                      ----------
HEALTH CARE MANAGEMENT SERVICES -- 1.0%
   UnitedHealth Group ...................................    3,500       178,080
                                                                      ----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.0%
   Boston Scientific* ...................................    2,300       155,756
   Stryker ..............................................    2,000       162,220
   Zimmer Holdings* .....................................    3,500       223,335
                                                                      ----------
                                                                         541,311
                                                                      ----------
   Total Health Care ....................................              2,048,978
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                          ------      -----
INTEGRATED OILS -- 2.8%
OIL - INTEGRATED DOMESTIC -- 0.7%
   Occidental Petroleum .................................    3,900    $  137,514
                                                                      ----------
OIL - INTEGRATED INTERNATIONAL -- 2.1%
   Exxon Mobil ..........................................   10,400       380,432
                                                                      ----------
   Total Integrated Oils ................................                517,946
                                                                      ----------
MATERIALS & PROCESSING -- 0.6%
CHEMICALS -- 0.6%
   Ecolab ...............................................    4,300       115,627
                                                                      ----------
   Total Materials & Processing                                          115,627
                                                                      ----------
OTHER -- 4.1%
MULTI-SECTOR COMPANIES -- 4.1%
   3M ...................................................    3,000       236,610
   Fortune Brands .......................................    3,700       241,055
   General Electric .....................................    9,300       269,793
                                                                      ----------
   Total Other                                                           747,458
                                                                      ----------
OTHER ENERGY -- 0.7%
OIL - CRUDE PRODUCERS -- 0.7%
   Burlington Resources .................................    2,500       121,600
                                                                      ----------
   Total Other Energy ...................................                121,600
                                                                      ----------
PRODUCER DURABLES -- 1.9%
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.2%
   Applied Materials* ...................................    9,100       212,667
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
   Nokia ADR ............................................    7,500       127,425
                                                                      ----------
   Total Producer Durables ..............................                340,092
                                                                      ----------
TECHNOLOGY -- 9.0%
COMMUNICATIONS TECHNOLOGY -- 1.3%
   Cisco Systems* .......................................   11,400       239,172
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                          ------      -----
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 2.5%
   Microsoft ............................................   12,300    $  321,645
   Symantec* ............................................    2,000       133,300
                                                                      ----------
                                                                         454,945
                                                                      ----------
COMPUTER TECHNOLOGY -- 3.4%
   Dell* ................................................    5,700       205,884
   EMC* .................................................   10,900       150,856
   International Business Machines ......................    2,900       259,492
                                                                      ----------
                                                                         616,232
                                                                      ----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 1.8%
   Intel ................................................    9,800       323,890
                                                                      ----------
   Total Technology .....................................              1,634,239
                                                                      ----------
UTILITIES -- 0.7%
UTILITIES - TELECOMMUNICATIONS -- 0.7%
   CenturyTel ...........................................    3,600       128,700
                                                                      ----------
   Total Utilities ......................................                128,700
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $10,113,199) ................................             11,168,565
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY/AGENCY OBLIGATIONS -- 13.5%
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
                                                           ------
   Federal Home Loan Bank
       4.500%, 09/16/13 ................................. $275,000       269,214
   Federal Home Loan Mortgage
       3.625%, 09/15/08 .................................  150,000       150,482
   Federal National Mortgage Association
       2.625%, 11/15/06 .................................  300,000       299,250
   U.S. Treasury Bond
       6.250%, 05/15/30 .................................  275,000       314,434
   U.S. Treasury Notes
       7.875%, 11/15/04 .................................  200,000       213,445
       7.000%, 07/15/06 .................................  150,000       168,621
       6.000%, 08/15/04 .................................  650,000       674,245
       3.250%, 08/15/07 .................................  325,000       330,599
       2.000%, 05/15/06 .................................   25,000        24,938
                                                                      ----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $2,454,353) .................................              2,445,228
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- 10.2%
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                          ------      -----
BASIC INDUSTRY -- 0.3%
FOREIGN BONDS -- 0.3%
   Norsk Hydro
       7.250%, 09/23/27 ................................. $ 50,000    $   57,375
                                                                      ----------
   Total Basic Industry .................................                 57,375
                                                                      ----------
CABLE -- 0.6%
COMMUNICATIONS & MEDIA -- 0.3%
   AOL Time Warner
       7.625%, 04/15/31 .................................   50,000        55,871
                                                                      ----------
TELECOMMUNICATIONS -- 0.3%
   Cox Communications
       6.875%, 06/15/05 .................................   50,000        53,702
                                                                      ----------
   Total Cable ..........................................                109,573
                                                                      ----------
CAPITAL GOODS -- 0.3%
FINANCE BONDS -- 0.3%
   General Electric Capital MTN, Ser A
       6.750%, 03/15/32 .................................   50,000        55,443
                                                                      ----------
   Total Capital Goods ..................................                 55,443
                                                                      ----------
COMMUNICATIONS -- 0.8%
COMMUNICATIONS & MEDIA -- 0.5%
   Clear Channel Communications
       4.900%, 05/15/15 .................................   50,000        47,133
   Liberty Media
       3.500%, 09/25/06 .................................   25,000        24,689
   Viacom
       5.500%, 05/15/33 .................................   25,000        22,799
                                                                      ----------
                                                                          94,621
                                                                      ----------
TELECOMMUNICATIONS -- 0.3%
   Verizon New England
       4.750%, 10/01/13 .................................   50,000        48,120
                                                                      ----------
   Total Communications .................................                142,741
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                          ------      -----
CONSUMER CYCLICAL -- 0.7%
AUTOMOBILES -- 0.4%
   Daimlerchrysler Holdings
       6.500%, 11/15/13 ................................. $ 50,000    $   50,372
   Ford Motor
       7.450%, 07/16/31 .................................   25,000        22,469
                                                                      ----------
                                                                          72,841
                                                                      ----------
CASINOS & GAMBLING -- 0.3%
   Harrah's Operating Company
       7.125%, 06/01/07 .................................   50,000        56,167
                                                                      ----------
   Total Consumer Cyclical ..............................                129,008
                                                                      ----------
CONSUMER NON-CYCLICAL -- 3.3%
BEVERAGE - BREWER & WINERY -- 0.1%
   Miller Brewing 144A
       4.250%, 08/15/08 .................................   25,000        25,246
                                                                      ----------
BUILDING - MISCELLANEOUS -- 0.3%
   Centex
       5.125%, 10/01/13 .................................   50,000        48,804
                                                                      ----------
CASINOS & GAMBLING -- 0.2%
   International Game Technology
       7.875%, 05/15/04 .................................   25,000        25,762
                                                                      ----------
FOODS -- 0.7%
   Cadbury Schweppes 144A
       3.875%, 10/01/08 .................................   75,000        74,419
   General Mills
       6.000%, 02/15/12 .................................   50,000        53,456
                                                                      ----------
                                                                         127,875
                                                                      ----------
REAL ESTATE -- 1.4%
   EOP Operating
       7.375%, 11/15/03 .................................  250,000       250,399
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                          ------      -----
RETAIL -- 0.6%
   Kroger
       7.375%, 03/01/05 ................................. $ 50,000    $   53,375
       6.200%, 06/15/12 .................................   25,000        26,716
   Wal-Mart Stores
       7.550%, 02/15/30 .................................   25,000        30,719
                                                                      ----------
                                                                         110,810
                                                                      ----------
   Total Consumer Non-Cyclical ..........................                588,896
                                                                      ----------
ENERGY MISCELLANEOUS -- 1.2%
ENERGY EQUIPMENT -- 0.3%
   Kinder Morgan
       7.300%, 08/15/33 .................................   50,000        56,092
                                                                      ----------
OIL - INTEGRATED DOMESTIC -- 0.9%
   Anadarko Finance, Ser B
       6.750%, 05/01/11 .................................   50,000        56,225
   Pemex
       7.375%, 12/15/14 .................................   50,000        52,500
   Suncor Energy
       7.150%, 02/01/32 .................................   50,000        56,911
                                                                      ----------
                                                                         165,636
                                                                      ----------
   Total Energy Miscellaneous ...........................                221,728
                                                                      ----------
FINANCIAL INSTITUTIONS -- 2.3%
FINANCE BONDS -- 2.3%
   Bear Stearns
       4.650%, 07/02/18 .................................   50,000        45,303
   Bershire Hathaway 144A
       4.625%, 10/15/13 .................................   50,000        49,047
   Capital One Bank
       6.500%, 06/13/13 .................................   50,000        51,537
   Household Finance
       6.375%, 10/15/11 .................................   50,000        54,643
   International Lease Finance
       4.350%, 09/15/08 .................................   50,000        50,647
   Odyssey Re Holdings
       7.650%, 11/01/13 .................................   25,000        24,743

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONCLUDED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                          ------      -----
   Prudential Financial MTN, Ser B
       5.750%, 07/15/33 ................................. $ 50,000    $   46,258
   SLM MTN, Ser A
       5.000%, 10/01/13 .................................   50,000        49,430
   Wells Fargo & Company
       5.000%, 11/15/14 .................................   50,000        49,659
                                                                      ----------
   Total Financial Institutions .........................                421,267
                                                                      ----------
TRANSPORTATION -- 0.4%
AIR TRANSPORT -- 0.1%
   America West Airlines, Ser C
       6.860%, 07/02/04 .................................   14,347        11,374
   American Trans Air 144A
       7.460%, 07/15/04 .................................   15,948         9,785
   Continental Airlines, Ser 00-1
       8.499%, 05/01/11 .................................      101            83
                                                                      ----------
                                                                          21,242
                                                                      ----------
AUTOMOBILES -- 0.3%
   American Honda Finance 144A
       3.850%, 11/06/08 .................................   50,000        49,959
                                                                      ----------
   Total Transportation .................................                 71,201
                                                                      ----------
UTILITY -- 0.3%
ELECTRICAL & ELECTRONICS -- 0.3%
   Consolidated Edison of New York
       3.850%, 06/15/13 .................................   50,000        46,012
                                                                      ----------
   Total Utility ........................................                 46,012
                                                                      ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $1,818,823) .................................              1,843,244
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 9.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage TBA
       6.000%, 09/15/33 .................................  125,000       128,360

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                          ------      -----
   Federal National Mortgage Association
       6.000%, 05/01/16 ................................ $  77,759    $   80,894
       5.500%, 09/01/33 TBA ............................   375,000       378,828
       5.000%, 05/01/18 ................................   217,214       220,795
       5.000%, 09/15/33 ................................    75,007        74,374
       4.500%, 09/15/18 ................................    75,000        75,047
       4.264%, 05/01/33 (a) ............................    99,452        99,786
       4.000%, 09/15/18 ................................    75,001        73,430
       4.000%, 08/01/33 (a) ............................   199,408       198,622
       3.875%, 09/01/33 ................................    75,017        74,436
   Government National Mortgage Association
       6.000%, 02/15/32 ................................   146,223       151,119
       5.500%, 08/15/33 ................................   124,297       126,007
                                                                      ----------
   TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $1,688,085) ................................               1,681,698
                                                                      ----------
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 3.6%
--------------------------------------------------------------------------------
   Comed Transitional Funding Trust, Ser 1998-1, Cl A5
       5.440%, 03/25/07 ................................   128,939       132,993
   Federal Home Loan Mortgage, Ser 2567, Cl PA
       5.500%, 08/15/10 ................................    55,458        56,397
   Federal National Mortgage Association,  Ser 2003-1,
       Cl QA 5.000%, 11/25/05 ..........................    71,929        72,564
   Federal National Mortgage Association, Ser 2002-65,
       Cl HA 5.000%, 01/25/12 ..........................    37,031        37,326
   Federal National Mortgage Association, Ser 2003-8,
       Cl OA 4.500%, 02/25/16 ..........................    50,000        51,279
   Gmac Mortgage, Ser 03-AR2, Cl AIII
       4.398%, 12/25/33 ................................    75,000        73,406
   Oncor Electric, Ser 2003-1, Cl A3
       4.950%, 02/14/15 ................................    75,000        76,219
   Provident Bank Home Equity Loan Trust, Ser 1997-1,
       Cl A1 7.180%, 04/25/13 ..........................    68,285        69,091
   Washington Mutual, Ser 2003-AR7, Cl A5
       3.066%, 08/25/33 (a) ............................    75,000        72,659
   Washington Mutual, Ser 2003-AR5, Cl A1
       1.593%, 06/25/33 (a) ............................    15,158        15,155
                                                                      ----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $660,273)                                                    657,089
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HIGH YIELD CORPORATE BOND -- 0.1%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                          ------      -----
CONTAINERS & PACKAGING - PAPER & PLASTIC -- 0.1%
   Packaging Corp. of America 144A ..................... $ 25,000    $   24,923
                                                                     ----------
   TOTAL HIGH YIELD CORPORATE BOND
      (Cost $24,452) ...................................                 24,923
                                                                     ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 11.5%
--------------------------------------------------------------------------------

                                                          SHARES
                                                          ------
CASH EQUIVALENTS -- 11.5%
      HighMark Diversified Money Market Fund ...........  726,360       726,360
      HighMark U.S. Government Money Market Fund .......  640,975       640,975
      Union Bank of California Money Market Fund .......  724,500       724,500
                                                                     ----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,091,835) ................................              2,091,835
                                                                     ----------
   TOTAL INVESTMENTS -- 109.5%
      (Cost $18,851,020) ...............................             19,912,582
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (9.5)%
   Investment Securities Purchased .....................             (1,800,773)
   Investment Advisory Fees Payable ....................                 (9,163)
   Other Assets and Liabilities, Net ...................                (78,300)
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................             (1,731,636)
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                      -----
   Paid in Capital ..........................................       $22,731,530
   Undistributed Net Investment Income ......................            26,054
   Accumulated Net Realized Loss on Investments .............        (5,638,200)
   Net Unrealized Appreciation on Investments ...............         1,061,562
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ...............................       $18,180,946
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .............         2,077,415
   NET ASSET VALUE, Offering and Redemption Price Per Share .             $8.75
                                                                          =====
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
 MTN MEDIUM TERM NOTE
 SER SERIES
 TBA TO BE ANNOUNCED
144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
     1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT OCTOBER 31, 2003, THESE SECURITIES AMOUNTED TO A VALUE OF $233,379 REPRESENTING 1.3% OF
     NET ASSETS.
 (A) VARIABLE RATE SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT AS OF OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 CORPORATE OBLIGATIONS -- 25.8%
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------

BASIC INDUSTRY -- 1.9%
CHEMICALS -- 0.5%
   Rohm & Haas
       6.950%, 07/15/04 ................................ $ 350,000    $  362,860
                                                                      ----------
FOREIGN BONDS -- 0.6%
   Norsk Hydro
       7.250%, 09/23/27 ................................   350,000       401,625
                                                                      ----------
INDUSTRIAL BONDS -- 0.8%
   Waste Management
       6.375%, 12/01/03 ................................   575,000       576,787
                                                                      ----------
   Total Basic Industry ................................               1,341,272
                                                                      ----------
CABLE -- 1.7%
COMMUNICATIONS & MEDIA -- 1.0%
   AOL Time Warner
       7.625%, 04/15/31 ................................   600,000       670,450
                                                                      ----------
TELECOMMUNICATIONS -- 0.7%
   Cox Communications
       7.500%, 08/15/04 ................................   500,000       520,380
                                                                      ----------
   Total Cable .........................................               1,190,830
                                                                      ----------
CAPITAL GOODS -- 1.5%
FINANCE BONDS -- 1.5%
   General Electric Capital MTN, Ser A
       6.750%, 03/15/32 ................................   600,000       665,318
   John Deere Capital
       7.000%, 03/15/12 ................................   325,000       372,178
                                                                      ----------
   Total Capital Goods .................................               1,037,496
                                                                      ----------
COMMUNICATIONS -- 3.4%
CABLE TELEVISION SERVICES -- 0.8%
   Comcast
       6.500%, 01/15/15 ................................   500,000       535,668
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
COMMUNICATIONS & MEDIA -- 1.5%
   Clear Channel Communications
       4.900%, 05/15/15 ................................ $ 250,000    $  235,663
   Liberty Media
       3.500%, 09/25/06 ................................   350,000       345,654
   Univision Communications
       7.850%, 07/15/11 ................................   225,000       264,726
   Viacom
       5.500%, 05/15/33 ................................   200,000       182,392
                                                                      ----------
                                                                       1,028,435
                                                                      ----------
TELECOMMUNICATIONS -- 1.1%
   Telecom Italia Capital 144A
       6.375%, 11/15/33 ................................   350,000       346,755
   Verizon New England
       4.750%, 10/01/13 ................................   475,000       457,134
                                                                      ----------
                                                                         803,889
                                                                      ----------
   Total Communications ................................               2,367,992
                                                                      ----------
CONSUMER CYCLICAL -- 2.0%
AUTOMOBILES -- 1.1%
   Daimlerchrysler Holdings
       6.500%, 11/15/13 ................................   450,000       453,348
   Ford Motor
       7.450%, 07/16/31 ................................   325,000       292,094
                                                                      ----------
                                                                         745,442
                                                                      ----------
CASINOS & GAMBLING -- 0.9%
   Harrah's Operating Company
       7.125%, 06/01/07 ................................   600,000       674,010
                                                                      ----------
   Total Consumer Cyclical .............................               1,419,452
                                                                      ----------
CONSUMER NON-CYCLICAL -- 5.2%
BEVERAGE - BREWER & WINERY -- 0.6%
   Miller Brewing 144A
       4.250%, 08/15/08 ................................   400,000       403,941
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
BUILDING - MISCELLANEOUS -- 0.5%
   Centex
       5.125%, 10/01/13 ................................ $ 350,000    $  341,630
                                                                      ----------
CASINOS & GAMBLING -- 0.2%
   International Game Technology
       7.875%, 05/15/04 ................................   150,000       154,571
                                                                      ----------
FOODS -- 1.6%
   Cadbury Schweppes 144A
       3.875%, 10/01/08 ................................   650,000       644,963
   General Mills
       2.625%, 10/24/06 ................................   500,000       496,113
                                                                      ----------
                                                                       1,141,076
                                                                      ----------
MEDICAL SERVICES -- 0.9%
   Becton Dickinson
       4.550%, 04/15/13 ................................   375,000       367,380
   HCA
       6.750%, 07/15/13 ................................   275,000       281,647
                                                                      ----------
                                                                         649,027
                                                                      ----------
RETAIL -- 1.4%
   Kroger
       7.375%, 03/01/05 ................................   400,000       427,000
       6.200%, 06/15/12 ................................   225,000       240,444
   Wal-Mart Stores
       7.550%, 02/15/30 ................................   225,000       276,469
                                                                      ----------
                                                                         943,913
                                                                      ----------
   Total Consumer Non-Cyclical .........................               3,634,158
                                                                      ----------
ENERGY -- 4.2%
ENERGY EQUIPMENT -- 0.7%
   Kinder Morgan
       7.300%, 08/15/33 ................................   450,000       504,826
                                                                      ----------
ENERGY MISCELLANEOUS -- 0.7%
   Ocean Energy
       4.375%, 10/01/07 ................................   500,000       514,412
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
OIL - INTEGRATED DOMESTIC -- 2.2%
   Pemex
       7.375%, 12/15/14 ................................ $ 500,000    $  525,000
   Suncor Energy
       7.150%, 02/01/32 ................................   850,000       967,496
                                                                      ----------
                                                                       1,492,496
                                                                      ----------
OIL - INTEGRATED INTERNATIONAL -- 0.6%
   National Fuel Gas MTN, Ser D
       6.820%, 08/01/04 ................................   380,000       395,200
                                                                      ----------
   Total Energy ........................................               2,906,934
                                                                      ----------
FINANCIAL INSTITUTIONS -- 4.4%
FINANCE BONDS -- 4.4%
   Bear Stearns
       4.650%, 07/02/18 ................................   450,000       407,728
   Bershire Hathaway 144A
       4.625%, 10/15/13 ................................   350,000       343,332
   Household Finance
       6.375%, 10/15/11 ................................   475,000       519,114
       6.375%, 11/27/12 ................................   400,000       435,598
   International Lease Finance
       4.350%, 09/15/08 ................................   375,000       379,849
   Odyssey Re Holdings
       7.650%, 11/01/13 ................................   175,000       173,199
   Prudential Financial MTN, Ser B
       5.750%, 07/15/33 ................................   375,000       346,934
   Wells Fargo & Company
       5.000%, 11/15/14 ................................   450,000       446,935
                                                                      ----------
   Total Financial Institutions                                        3,052,689
                                                                      ----------
TRANSPORTATION -- 0.3%
AIR TRANSPORT -- 0.1%
   America West Airlines, Ser C
       6.860%, 07/02/04 ................................    55,879        44,301
   American Trans Air 144A
       7.460%, 07/15/04 ................................    18,913        11,604
                                                                      ----------
                                                                          55,905
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONCLUDED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
AUTOMOBILES -- 0.2%
   American Honda Finance 144A
       3.850%, 11/06/08 ................................ $ 125,000   $   124,899
                                                                     -----------
   Total Transportation ................................                 180,804
                                                                     -----------
UTILITY -- 1.2%
ELECTRICAL & ELECTRONICS -- 0.8%
   Dominion Resources
       2.800%, 02/15/05 ................................   550,000       555,535
                                                                     -----------
ELECTRICAL & ELECTRONICS -- 0.4%
   Consolidated Edison of NY
       3.850%, 06/15/13 ................................   300,000       276,071
                                                                     -----------
   Total Utility .......................................                 831,606
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $17,526,167) ...............................              17,963,233
                                                                     -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 25.8%
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage TBA
       6.000%, 09/15/33 ................................ 1,350,000     1,386,281
   Federal Home Loan Mortgage Gold
       6.500%, 01/01/11 ................................   157,278       165,436
   Federal National Mortgage Association
       6.500%, 05/01/09 ................................    34,702        36,632
       6.000%, 05/01/16 ................................   656,242       682,695
       6.000%, 11/15/33 ................................ 1,300,000     1,334,531
       5.500%, 02/01/32 ................................   875,358       884,378
       5.500%, 09/01/33 TBA ............................ 3,200,000     3,229,484
       5.000%, 09/15/33 ................................   675,067       669,371
       5.000%, 05/01/18 ................................   458,563       466,123
       4.500%, 09/15/18 ................................ 1,000,000     1,000,625
       4.264%, 05/01/33 (a) ............................ 1,122,765     1,126,535
       4.000%, 09/15/18 ................................   650,001       636,392
       4.000%, 08/01/33 (a) ............................ 1,994,078     1,986,222
       3.875%, 09/01/33 ................................   748,388       742,586
   Federal National Mortgage Association Gold
       6.000%, 12/01/17 ................................   313,666       324,446

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
   Government National Mortgage Association
       6.500%, 10/15/31 ............................... $1,326,780    $1,390,051
       6.000%, 02/15/32 ...............................    406,175       419,776
       5.500%, 08/15/33 ...............................  1,441,845     1,461,686
                                                                      ----------
   TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
      (Cost $17,955,319) ..............................               17,943,250
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY/AGENCY OBLIGATIONS -- 23.9%
--------------------------------------------------------------------------------
   Federal Home Loan Bank
       4.500%, 09/16/13 ...............................  2,500,000     2,447,397
       3.625%, 11/14/08 ...............................    500,000       499,744
   Federal Home Loan Mortgage
       3.625%, 09/15/08 ...............................    450,000       451,445
   Federal National Mortgage Association
       2.625%, 11/15/06 ...............................    500,000       498,750
   U.S. Treasury Bonds
       7.125%, 02/15/23 ...............................     50,000        61,865
       6.250%, 05/15/30 ...............................  1,075,000     1,229,153
   U.S. Treasury Notes
       6.000%, 08/15/04 ...............................  7,700,000     7,987,210
       3.875%, 02/15/13 ...............................    750,000       729,111
       2.000%, 05/15/06 ...............................  1,625,000     1,620,938
   U.S. Treasury STRIPS
       0.000%, 05/15/12 ...............................  1,000,000       686,890
       0.000%, 11/15/24 ...............................  1,400,000       430,153
                                                                      ----------
   TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (Cost $16,585,304) ..............................               16,642,656
                                                                      ----------
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 14.6%
--------------------------------------------------------------------------------
   Comed Transitional Funding Trust, Ser 1998-1, Cl A5
       5.440%, 03/25/07 ................................ 1,117,471     1,152,604
   Countrywide Home Loans, Ser 1997-4, Cl A
       8.000%, 08/25/27 ................................   543,588       552,264
   CS First Boston Mortgage Securities, Ser 2001-26
       Cl 2a4 6.000%, 11/25/31 .........................   234,130       235,146
   Federal Home Loan Mortgage, Ser 2567, Cl PA
       5.500%, 08/15/10 ................................   554,584       563,975

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
   Federal National Mortgage Association, Ser 2002-12,
       Cl PD 6.000%, 10/25/14 ......................... $1,996,272    $2,031,016
   Federal National Mortgage Association,  Ser 2003-1,
       Cl QA 5.000%, 11/25/05 .........................    701,312       707,499
   Federal National Mortgage Association, Ser 2002-65,
       Cl HA 5.000%, 01/25/12 .........................    259,216       261,281
   Federal National Mortgage Association, Ser 2003-8,
       Cl OA 4.500%, 02/25/16 .........................    482,500       494,838
   GMAC Mortgage Loan Trust, Ser 2000-HE3, Cl A8
       7.800%, 12/25/31 ...............................    637,893       648,595
   GMAC Mortgage, Ser 03-AR2, Cl AIII
       4.398%, 12/25/33 ...............................    850,000       831,938
   Government National Mortgage Association,
       Ser 2000-14, Cl CD 7.500%, 07/16/29 ............    896,544       921,498
   Oncor Electric, Ser 2003-1, Cl A3
       4.950%, 02/14/15 ...............................    725,000       736,781
   Provident Bank Home Equity Loan Trust,
       Ser 1996-1, Cl A1 7.600%, 10/25/12 .............     23,345        24,270
   Provident Bank Home Equity Loan Trust,
       Ser 1997-1, Cl A1 7.180%, 04/25/13 .............     75,770        76,665
   Washington Mutual, Ser 2003-AR7, Cl A5
       3.066%, 08/25/33 (a) ...........................    750,000       726,587
   Washington Mutual, Ser 2003-AR5, Cl A1
       1.593%, 06/25/33 (a) ...........................    174,313       174,284
                                                                      ----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $10,137,084) ..............................               10,139,241
                                                                      ----------
--------------------------------------------------------------------------------
 HIGH YIELD CORPORATE BONDS -- 5.9%
--------------------------------------------------------------------------------
AEROSPACE -- 0.4%
   L-3 Communications
       7.625%, 06/15/12 ...............................    100,000       109,000
   Vought Aircraft 144A
       8.000%, 07/15/11 ...............................    150,000       150,750
                                                                      ----------
                                                                         259,750
                                                                      ----------
AUTO TRUCK & PARTS -- 0.2%
   Dana
       10.125%, 03/15/10 ..............................    100,000       113,000
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HIGH YIELD CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
CASINOS & GAMBLING -- 0.4%
   MGM Mirage
       6.000%, 10/01/09 ................................ $ 250,000    $  253,125
                                                                      ----------
CHEMICALS -- 0.1%
   United Industries, Ser D
       9.875%, 04/01/09 ................................   100,000       104,000
                                                                      ----------
COAL -- 0.1%
   Peabody Energy, Ser B
       6.875%, 03/15/13 ................................   100,000       105,250
                                                                      ----------
CONTAINERS & PACKAGING - PAPER & PLASTIC -- 0.4%
   Packaging Corp of America 144A
       5.750%, 08/01/13 ................................   275,000       274,156
                                                                      ----------
ENTERTAINMENT -- 0.7%
   Mohegan Tribal 144A
       6.375%, 07/15/09 ................................   100,000       102,375
   Royal Caribbean Cruises
       8.000%, 05/15/10 ................................   150,000       161,250
   Speedway Motorsports
       6.750%, 06/01/13 ................................   100,000       101,750
   Vivendi Universal 144A
       9.250%, 04/15/10 ................................   100,000       116,250
                                                                      ----------
                                                                         481,625
                                                                      ----------
FOODS -- 0.2%
   Dominos Incorporated 144A
       8.250%, 07/01/11 ................................   125,000       132,031
                                                                      ----------
HEALTH CARE MANAGEMENT SERVICES -- 0.2%
   Fisher Scientific International
       8.125%, 05/01/12 ................................   100,000       107,500
                                                                      ----------
HEALTH CARE SERVICES -- 0.1%
   Genesis Healthcare 144A
       8.000%, 10/15/13 ................................   100,000       102,125
                                                                      ----------
HOME FURNISHINGS -- 0.2%
   Rent-A-Center, Ser B
       7.500%, 05/01/10 ................................   100,000       106,000
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HIGH YIELD CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
MACHINERY - INDUSTRIAL/SPECIALTY -- 0.2%
   Westinghouse Air Brake 144A
       6.875%, 07/31/13 ................................ $ 150,000    $  154,125
                                                                      ----------
METAL & MINERALS MISCELLANEOUS -- 0.1%
   Ball
       6.875%, 12/15/12 ................................   100,000       104,250
                                                                      ----------
OIL - INTEGRATED DOMESTIC -- 0.2%
   XTO Energy
       6.250%, 04/15/13 ................................   150,000       156,562
                                                                      ----------
PAPER -- 0.3%
   Abitibi Consolidated
       5.250%, 06/20/08 ................................   250,000       239,136
                                                                      ----------
PUBLISHING - MISCELLANEOUS -- 0.5%
   CBD Media/CBD Finance 144A
       8.625%, 06/01/11 ................................   100,000       107,250
   Dex Media West 144A
       9.875%, 08/15/13 ................................   100,000       113,750
   Morris Publishing 144A
       7.000%, 08/01/13 ................................   100,000       102,000
                                                                      ----------
                                                                         323,000
                                                                      ----------
SERVICES - COMMERCIAL -- 0.5%
   Allied Waste North America, Ser B
       8.875%, 04/01/08 ................................   100,000       110,500
   Corrections Corp. of America
       7.500%, 05/01/11 ................................   100,000       104,500
   Iron Mountain
       7.750%, 01/15/15 ................................   100,000       106,750
                                                                      ----------
                                                                         321,750
                                                                      ----------
SERVICES - MISCELLANEOUS -- 0.3%
   Worldspan Finance 144A
       9.625%, 06/15/11 ................................   200,000       195,000
                                                                      ----------
TELECOMMUNICATIONS -- 0.8%
   Cincinnati Bell 144A
       8.375%, 01/15/14 ................................   100,000       100,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HIGH YIELD CORPORATE BONDS -- CONCLUDED
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                           ------      ------
   Echostar
       9.125%, 01/15/09 ................................ $  65,000   $   73,125
   Nextel Communications
       7.375%, 08/01/15 ................................   250,000      260,000
   Videotron 144A
       6.875%, 01/15/14 ................................   100,000      103,250
                                                                     ----------
                                                                        536,375
                                                                     ----------
   TOTAL HIGH YIELD CORPORATE BONDS
      (COST $3,991,948) ................................              4,068,760
                                                                     ----------
-------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATION -- 0.5%
-------------------------------------------------------------------------------
   Wells Fargo Mortgage Back Security, Ser 01-29, Cl A1
       6.000%, 12/25/16 (Cost $316,685) ................   315,656      315,992
                                                                     ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 18.0%
--------------------------------------------------------------------------------
                                                           SHARES
                                                           ------
CASH EQUIVALENTS -- 18.0%
   HighMark Diversified Money Market Fund .............. 2,774,289    2,774,289
   HighMark U.S. Government Money Market Fund .......... 1,536,773    1,536,773
   Union Bank of California Money Market Fund .......... 8,175,000    8,175,000
                                                                     ----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $12,486,062) ...............................             12,486,062
                                                                     ----------
   TOTAL INVESTMENTS -- 114.5%
      (Cost $78,998,569) ...............................             79,559,194
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (14.5)%
   Investment Securities Purchased .....................            (13,026,509)
   Investment Advisory Fees Payable ....................                (12,078)
   Administration Fees Payable .........................                 (5,150)
   Other Assets and Liabilities, Net ...................              2,982,070
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................            (10,061,667)
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH BOND
                                                                PORTFOLIO
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       -----
   Paid in Capital ...............................................  $73,503,505
   Undistributed Net Investment Income ...........................      197,490
   Accumulated Net Realized Loss on Investments ..................   (4,764,093)
   Net Unrealized Appreciation on Investments ....................      560,625
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ....................................  $69,497,527
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..................    7,202,390
   NET ASSET VALUE, Offering and Redemption Price Per Share ......        $9.65
                                                                          =====
    CL CLASS
   MTN MEDIUM TERM NOTE
   SER SERIES
STRIPS SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
   TBA TO BE ANNOUNCED
  144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
       OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT OCTOBER 31, 2003, THESE SECURITIES AMOUNTED TO A VALUE OF $3,628,556 REPRESENTING 5.2% OF NET ASSETS.
   (A) VARIABLE OR STEP COUPON SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT AS OF OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLEFUND                                SIRACH PORTFOLIOS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                     SIRACH                                         SIRACH
                                    SPECIAL         SIRACH          SIRACH         STRATEGIC        SIRACH
                                     EQUITY         EQUITY          GROWTH         BALANCED          BOND
                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                  -----------     -----------     -----------     -----------     -----------
INVESTMENT INCOME
Dividends ....................    $   336,391     $   290,829     $   223,909     $   149,249     $        --
Interest .....................         34,623          10,256           6,002         321,135       3,351,925
Securities Lending ...........        157,736              --              --              --              --
Less: Foreign Taxes Withheld .         (4,194)           (688)           (438)           (311)             --
                                  -----------     -----------     -----------     -----------     -----------
   TOTAL INCOME ..............        524,556         300,397         229,473         470,073       3,351,925
                                  -----------     -----------     -----------     -----------     -----------
EXPENSES
Investment Advisory Fees .....        742,746         199,453         128,495         136,035         257,968
Administration Fees ..........        210,457          60,713          39,399          42,006         147,425
Transfer Agent Fees ..........         52,907          30,825          28,284          29,709          42,843
Printing Fees ................         30,077           6,531           3,100           3,002          22,812
Legal Fees ...................         27,448           7,046           4,636           5,041          19,059
Registration and Filing Fees .         20,645          19,023          17,020          15,738          21,971
Audit Fees ...................         15,392          14,797          15,002          15,510          15,024
Shareholder Servicing Fees ...         14,008          30,154             458             159          42,520
Custodian Fees ...............          8,325           2,885           3,015           3,466           6,156
Trustees' Fees ...............          8,000           2,916           1,581           1,668           5,800
Other Expenses ...............          3,202           1,459           2,178           8,024          13,468
                                  -----------     -----------     -----------     -----------     -----------
   TOTAL EXPENSES ............      1,133,207         375,802         243,168         260,358         595,046
                                  -----------     -----------     -----------     -----------     -----------
Less:
Waiver of Investment
   Advisory Fees .............             --              --              --              --         (42,272)
Directed Brokerage -- Note 4 .        (67,586)        (13,898)        (12,048)         (9,188)             --
                                  -----------     -----------     -----------     -----------     -----------
   NET EXPENSES ..............      1,065,621         361,904         231,120         251,170         552,774
                                  -----------     -----------     -----------     -----------     -----------
NET INVESTMENT INCOME (LOSS) .       (541,065)        (61,507)         (1,647)        218,903       2,799,151
                                  -----------     -----------     -----------     -----------     -----------
NET REALIZED GAIN (LOSS)
   ON INVESTMENTS ............        729,413      (2,237,150)     (1,223,164)     (1,481,901)      1,556,045
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ............     30,349,760       6,385,661       3,453,530       2,694,873      (1,038,029)
                                  -----------     -----------     -----------     -----------     -----------
NET GAIN ON INVESTMENTS ......     31,079,173       4,148,511       2,230,366       1,212,972         518,016
                                  -----------     -----------     -----------     -----------     -----------
NET INCREASE IN
   NET ASSETS RESULTING FROM
   OPERATIONS ................    $30,538,108     $ 4,087,004     $ 2,228,719     $ 1,431,875     $ 3,317,167
                                  ===========     ===========     ===========     ===========     ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR            YEAR
                                                                    ENDED           ENDED
                                                                 OCTOBER 31,     OCTOBER 31,
                                                                     2003            2002
                                                                -------------   ------------
OPERATIONS:
   Net Investment Loss ......................................   $   (541,065)   $   (746,451)
   Net Realized Gain (Loss) on Investments ..................        729,413     (16,967,570)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .........................................     30,349,760      (3,730,361)
                                                                -------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..............................     30,538,108     (21,444,382)
                                                                -------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ...................................................     13,730,351      30,691,832
   Redeemed .................................................    (24,806,893)    (35,438,770)
                                                                -------------   ------------
   Net Decrease in Net Assets from Capital Share Transactions    (11,076,542)     (4,746,938)
                                                                -------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..................     19,461,566     (26,191,320)

NET ASSETS:
   Beginning of Year ........................................    101,623,563     127,814,883
                                                                -------------   ------------
   End of Year ..............................................   $121,085,129    $101,623,563
                                                                ============    ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             YEAR           YEAR
                                                             ENDED          ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                              2003            2002
                                                          -----------    ------------
OPERATIONS:
   Net Investment Loss ................................   $   (61,507)   $    (69,966)
   Net Realized Loss on Investments ...................    (2,237,150)     (3,377,776)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................     6,385,661      (2,022,675)
                                                          -----------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ........................     4,087,004      (5,470,417)
                                                          -----------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued .............................................     8,677,730       8,054,214
   Redeemed ...........................................    (7,695,813)    (13,393,356)
                                                          -----------    ------------
   Net Increase (Decrease) in Net Assets
     from Capital Share Transactions ..................       981,917      (5,339,142)
                                                          -----------    ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............     5,068,921     (10,809,559)
NET ASSETS:
   Beginning of Year ..................................    31,594,023      42,403,582
                                                          -----------    ------------
   End of Year ........................................   $36,662,944    $ 31,594,023
                                                          ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR           YEAR
                                                                   ENDED          ENDED
                                                                OCTOBER 31,    OCTOBER 31,
                                                                    2003            2002
                                                                -----------    ------------
OPERATIONS:
   Net Investment Loss ......................................   $    (1,647)   $   (124,468)
   Net Realized Loss on Investments .........................    (1,223,164)     (2,088,846)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .........................................     3,453,530      (1,196,930)
                                                                -----------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..............................     2,228,719      (3,410,244)
                                                                -----------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ...................................................     1,205,097       2,765,418
   Redeemed .................................................    (4,788,420)     (9,374,500)
                                                                -----------    ------------
   Net Decrease in Net Assets from Capital Share Transactions    (3,583,323)     (6,609,082)
                                                                -----------    ------------
   TOTAL DECREASE IN NET ASSETS .............................    (1,354,604)    (10,019,326)
NET ASSETS:
   Beginning of Year ........................................    21,614,853      31,634,179
                                                                -----------    ------------
   End of Year ..............................................   $20,260,249    $ 21,614,853
                                                                ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR            YEAR
                                                                    ENDED           ENDED
                                                                 OCTOBER 31,     OCTOBER 31,
                                                                    2003            2002
                                                                ------------    ------------
OPERATIONS:
   Net Investment Income ....................................   $    218,903    $    733,804
   Net Realized Loss on Investments .........................     (1,481,901)     (1,720,780)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .........................................      2,694,873      (1,102,351)
                                                                ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..............................      1,431,875      (2,089,327)
                                                                ------------    ------------
DIVIDENDS:
   Net Investment Income ....................................       (281,221)       (757,707)
                                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ...................................................        591,875       5,643,749
   In Lieu of Cash Distributions ............................        296,904         741,957
   Redeemed .................................................    (12,890,153)    (29,374,196)
                                                                ------------    ------------
   Net Decrease in Net Assets from Capital Share Transactions    (12,001,374)    (22,988,490)
                                                                ------------    ------------
   TOTAL DECREASE IN NET ASSETS .............................    (10,850,720)    (25,835,524)
NET ASSETS:
   Beginning of Year ........................................     29,031,666      54,867,190
                                                                ------------    ------------
   End of Year (Including Undistributed Net Investment Income
     of $26,054 and $80,503, respectively) ..................   $ 18,180,946    $ 29,031,666
                                                                ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR           YEAR
                                                                    ENDED           ENDED
                                                                 OCTOBER 31,     OCTOBER 31,
                                                                     2003            2002
                                                                ------------    ------------
OPERATIONS:
   Net Investment Income ....................................   $  2,799,151    $  5,298,723
   Net Realized Gain (Loss) on Investments ..................      1,556,045      (5,876,951)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .........................................     (1,038,029)        368,854
                                                                ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ........................................      3,317,167        (209,374)
                                                                ------------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................................     (3,047,481)     (5,501,028)
   Net Realized Gain ........................................             --        (231,761)
                                                                ------------    ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................     (3,047,481)     (5,732,789)
                                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Issued ...................................................     15,690,133      29,169,873
   In Lieu of Cash Distributions ............................      2,639,772       5,289,607
   Redeemed .................................................    (31,460,751)    (62,302,938)
                                                                ------------    ------------
   Net Decrease in Net Assets from Capital Share Transactions    (13,130,846)    (27,843,458)
                                                                ------------    ------------
   TOTAL DECREASE IN NET ASSETS .............................    (12,861,160)    (33,785,621)
NET ASSETS:
   Beginning of Year ........................................     82,358,687     116,144,308
                                                                ------------    ------------
   End of Year (Including Undistributed Net Investment Income
     of $197,490 and $375,465, respectively) ................   $ 69,497,527    $ 82,358,687
                                                                ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 SIRACH SPECIAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  YEARS ENDED OCTOBER 31,
                                     ----------------------------------------------------
                                       2003     2002(1)      2001       2000      1999
                                     --------   --------   --------   --------   --------
Net Asset Value, Beginning
   of Period ....................... $   4.19   $   5.13   $  13.19   $  13.36   $  10.09
                                     --------   --------   --------   --------   --------
Income (Loss) from Investment
   Operations:
Net Investment Loss ................    (0.02)     (0.03)     (0.03)     (0.07)     (0.07)
Net Realized and Unrealized
   Gain (Loss) .....................     1.32      (0.91)     (3.75)      4.40       5.85
                                     --------   --------   --------   --------   --------
Total from Investment
   Operations ......................     1.30      (0.94)     (3.78)      4.33       5.78
                                     --------   --------   --------   --------   --------
Distributions:
   Net Realized Gain ...............       --         --      (4.28)     (4.50)     (2.51)
                                     --------   --------   --------   --------   --------
Net Asset Value, End of Period ..... $   5.49   $   4.19   $   5.13   $  13.19   $  13.36
                                     ========   ========   ========   ========   ========
TOTAL RETURN+ ......................    31.03%    (18.32)%   (37.24)%    36.47%     71.28%
                                     ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................... $121,085   $101,624   $127,815   $215,910   $184,377
Ratio of Expenses to
   Average Net Assets ..............     1.00%      0.95%      0.97%      0.88%      0.94%
Ratio of Expenses to Average
   Net Assets (Excluding
   Directed Brokerage) .............     1.07%      0.98(2)      --         --         --
Ratio of Net Investment Loss
   to Average Net Assets ...........    (0.51)%    (0.61)%    (0.54)%    (0.49)%    (0.57)%
Portfolio Turnover Rate ............      136%       175%       157%       143%       205%


+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH SPECIAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH SPECIAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH SPECIAL EQUITY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH EQUITY
                                                                   PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  YEARS ENDED OCTOBER 31,
                                     ----------------------------------------------------
                                       2003     2002(1)      2001       2000      1999
                                     --------   --------   --------   --------   --------
Net Asset Value, Beginning
   of Period ....................... $   8.24   $   9.71   $  17.42   $  19.36   $  15.59
                                     --------   --------   --------   --------   --------
Income (Loss) from
   Investment Operations:
Net Investment Loss ................    (0.02)     (0.02)     (0.03)     (0.07)     (0.04)
Net Realized and Unrealized
   Gain (Loss) .....................     1.08      (1.45)     (6.76)      1.65       4.08
                                     --------   --------   --------   --------   --------
Total from Investment
   Operations ......................     1.06      (1.47)     (6.79)      1.58       4.04
                                     --------   --------   --------   --------   --------
Distributions:
   Net Realized Gain ...............       --         --      (0.92)     (3.52)     (0.27)
                                     --------   --------   --------   --------   --------
Net Asset Value, End of Period ..... $   9.30   $   8.24   $   9.71   $  17.42   $  19.36
                                     ========   ========   ========   ========   ========
TOTAL RETURN++ .....................    12.86%    (15.14)%+  (40.64)%+    7.62%+    26.17%+
                                     ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................... $ 36,663    $31,594   $ 42,404   $ 73,491   $ 43,125
Ratio of Expenses to
   Average Net Assets ..............     1.18%      0.94%      0.90%      0.90%      0.90%
Ratio of Expenses to
   Average Net Assets
   (Excluding Directed Brokerage
   and/or Waivers) .................     1.22%      1.43%      1.18%      1.05%      1.24%
Ratio of Net Investment Loss
   to Average Net Assets ...........    (0.20)%    (0.19)%    (0.24)%    (0.43)%    (0.21)%
Portfolio Turnover Rate ............       76%        78%        92%        73%       121%


+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH EQUITY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    SIRACH GROWTH
                                                                   PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  YEARS ENDED OCTOBER 31,
                                     ----------------------------------------------------
                                       2003     2002(1)      2001       2000      1999
                                     --------   --------   --------   --------   --------
Net Asset Value, Beginning
   of Period ........................ $  5.36    $  6.08    $ 11.06    $ 14.63    $ 13.76
                                      -------    -------    -------    -------    -------
Income (Loss) from Investment
   Operations:
Net Investment Loss .................   (0.00)*    (0.03)     (0.04)     (0.06)     (0.06)
Net Realized and Unrealized
   Gain (Loss) ......................    0.66      (0.69)     (3.34)      2.00       3.37
                                      -------    -------    -------    -------    -------
Total from Investment
   Operations .......................    0.66      (0.72)     (3.38)      1.94       3.31
                                      -------    -------    -------    -------    -------
Distributions:
   Net Realized Gain ................      --         --      (1.60)     (5.51)     (2.44)
                                      -------    -------    -------    -------    -------
Net Asset Value, End of Period ...... $  6.02    $  5.36    $  6.08    $ 11.06    $ 14.63
                                      =======    =======    =======    =======    =======
TOTAL RETURN+ .......................   12.31%    (11.84)%   (34.30)%    14.69%     26.90%
                                      =======    =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................... $20,260    $21,615    $31,634    $67,376    $62,231
Ratio of Expenses to
   Average Net Assets ...............    1.17%      1.32%      1.26%      1.09%      1.01%
Ratio of Expenses to Average
   Net Assets (Excluding
   Directed Brokerage) ..............    1.23%      1.35%(2)     --         --         --
Ratio of Net Investment Loss
   to Average Net Assets ............   (0.01)%    (0.43)%    (0.47)%    (0.44)%    (0.35)%
Portfolio Turnover Rate .............      73%        73%        70%        71%        90%

*   VALUE IS LESS THAN $0.01.
+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH GROWTH PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH GROWTH EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH GROWTH PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               SIRACH STRATEGIC
                                                              BALANCED PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  YEARS ENDED OCTOBER 31,
                                     ----------------------------------------------------
                                       2003     2002(1)      2001       2000      1999
                                     --------   --------   --------   --------   --------
Net Asset Value, Beginning
   of Period ........................ $  8.12    $  8.77    $ 11.59    $ 12.32    $11.56
                                      -------    -------    -------    -------    -------
Income (Loss) from Investment
   Operations:
Net Investment Income ...............    0.10       0.15       0.16       0.24       0.25
Net Realized and Unrealized
   Gain (Loss) ......................    0.64      (0.65)     (1.98)      1.05       1.49
                                      -------    -------    -------    -------    -------
Total from Investment
   Operations .......................    0.74      (0.50)     (1.82)      1.29       1.74
                                      -------    -------    -------    -------    -------
Dividends and Distributions:
   Net Investment Income ............   (0.11)     (0.15)     (0.21)     (0.25)     (0.25)
   Net Realized Gain ................      --         --      (0.79)     (1.77)     (0.73)
                                      -------    -------    -------    -------    -------
  Total Dividends and Distributions .   (0.11)     (0.15)     (1.00)     (2.02)     (0.98)
                                      -------    -------    -------    -------    -------
Net Asset Value, End of Period ...... $  8.75    $  8.12    $  8.77    $ 11.59    $ 12.32
                                      =======    =======    =======    =======    =======
TOTAL RETURN+ .......................    9.24%     (5.80)%   (16.62)%    11.07%     15.74%
                                      =======    =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................... $18,181    $29,032    $54,867    $71,989    $71,014
Ratio of Expenses to
   Average Net Assets ...............    1.20%      1.08%      1.05%      1.00%      1.01%
Ratio of Expenses to Average
   Net Assets (Excluding
   Directed Brokerage) ..............    1.24%      1.11%(2)     --         --         --
Ratio of Net Investment Income
   to Average Net Assets ............    1.05%      1.60%      2.08%      1.99%      2.00%
Portfolio Turnover Rate .............     109%        92%       111%        68%        83%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH STRATEGIC BALANCED PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH STRATEGIC BALANCED PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) CERTAIN PRIOR YEAR RATIOS HAVE BEEN RECLASSIFIED TO BE IN CONFORMITY WITH CURRENT YEAR PRESENTATION.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      SIRACH BOND
                                                                     PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  YEARS ENDED OCTOBER 31,
                                      ---------------------------------------------------
                                       2003      2002(1)     2001       2000       1999
                                      -------    -------   --------    -------    -------
Net Asset Value, Beginning
   of Period ........................ $  9.65    $ 10.15   $   9.68    $  9.70    $ 10.35
                                      -------    -------   --------    -------    -------
Income (Loss) from Investment
   Operations:
Net Investment Income ...............    0.38       0.49       0.58       0.62       0.60
Net Realized and Unrealized
   Gain (Loss) ......................    0.03      (0.48)      0.48      (0.01)     (0.54)
                                      -------    -------   --------    -------    -------
Total from Investment
   Operations .......................    0.41       0.01       1.06       0.61       0.06
                                      -------    -------   --------    -------    -------
Dividends and Distributions:
   Net Investment Income ............   (0.41)     (0.49)     (0.59)     (0.63)     (0.60)
   Net Realized Gain ................      --      (0.02)        --         --      (0.11)
                                      -------    -------   --------    -------    -------
  Total Dividends and Distributions .   (0.41)     (0.51)     (0.59)     (0.63)     (0.71)
                                      -------    -------   --------    -------    -------
Net Asset Value,
   End of Period .................... $  9.65    $  9.65   $  10.15    $  9.68    $  9.70
                                      =======    =======   ========    =======    =======
TOTAL RETURN+ .......................    4.27%      0.28%     11.14%      6.57%      0.58%
                                      =======    =======   ========    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................... $69,498    $82,359   $116,144    $84,661    $64,847
Ratio of Expenses to Average
   Net Assets .......................    0.75%      0.55%      0.50%      0.50%      0.50%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ..............    0.81%      0.81%      0.74%      0.84%      0.88%
Ratio of Net Investment Income
   to Average Net Assets ............    3.80%      4.95%      5.80%      6.45%      5.90%
Portfolio Turnover Rate .............     187%       122%       191%       150%       170%

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S SIRACH BOND PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM SIRACH BOND PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S SIRACH BOND PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM SIRACH BOND PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

On June 7, 2002 the shareholders of UAM Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "UAM Portfolios") each a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio and Sirach Bond Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
     valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which prices are not available, of which there are none at October 31, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Portfolio. Expenses that cannot be directly attributed to a particular Portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DELAYED DELIVERY TRANSACTIONS -- The Strategic Balanced and Bond Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, each Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, each Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Each Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When each Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investment Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
   AGREEMENTS:

The Portfolios and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the year ended October 31, 2003, the administrator was paid 0.20% of the Portfolios' average daily net assets.

Some Portfolios direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following Portfolios had administration expenses reduced by the amounts shown below. The effect on the Portfolios' expense ratios, as a percentage of average net assets of the Portfolio for the year ended October 31, 2003, is as follows:

                                                                 REDUCTION OF
                                                                    EXPENSE
SIRACH PORTFOLIOS                                  AMOUNT            RATIO
-----------------                                 -------        ------------
Special Equity .................................  $67,586            0.07%
Equity .........................................   13,898            0.04%
Growth .........................................   12,048            0.06%
Strategic Balanced .............................    9,188            0.04%

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record-keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser"), an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets as follows:


            SIRACH PORTFOLIOS                                    RATE
            -----------------                                    -----
            Special Equity ....................................  0.70%
            Equity ............................................  0.65%
            Growth ............................................  0.65%
            Strategic Balanced ................................  0.65%
            Bond ..............................................  0.35%

For the period November 1, 2001 through August 14, 2002 the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Sirach Bond and the Sirach Equity Portfolios' total annual operating expenses, from exceeding, 0.50% and 0.90% of average daily net assets, respectively. Effective August 15, 2002, the Adviser decreased the waiver of its advisory fee with respect to the Bond Portfolio so that the Portfolios total annual operating expenses shall not exceed 0.75% of average daily net assets and ceased the waiver of its advisory fee with respect to the Equity Portfolio.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

SIRACH PORTFOLIOS                                PURCHASES          SALES
-----------------                              ------------     ------------
Special Equity ............................... $138,536,129     $151,850,127
Equity .......................................   23,223,071       22,783,732
Growth .......................................   13,864,337       16,576,545
Strategic Balanced ...........................   10,379,105       19,392,756
Bond .........................................   27,557,219       36,335,927

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
Purchases and sales of long-term U.S. Government securities were $10,128,976 and $11,986,345, respectively, for the Sirach Strategic Balanced Portfolio and $86,562,415 and $94,952,950, respectively, for the Sirach Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach Special Equity Portfolio, the Sirach Equity Portfolio and the Sirach Growth Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments of net operating losses.

Permanent book and tax basis differences relating to net operating losses, paydowns and distribution reclasses may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003.

                                                  UNDISTRIBUTED    ACCUMULATED
                                      PAID IN    NET INVESTMENT     REALIZED
SIRACH PORTFOLIOS                     CAPITAL        INCOME           LOSS
-----------------                   ----------   --------------    -----------
Special Equity                      $(541,065)      $541,065       $      --
Equity                                (61,507)        61,507              --
Growth                                 (1,647)         1,647              --
Strategic Balanced                         --          7,869          (7,869)
Bond                                       --         70,355         (70,355)

These reclassifications had no impact on the net assets or net asset value of the Portfolios.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
The tax character of dividends and distributions paid during the last two years were as follows:

                           ORDINARY             LONG-TERM
SIRACH PORTFOLIOS           INCOME             CAPITAL GAIN          TOTAL
-----------------         ----------           ------------         ----------
Strategic Balanced
     2003                 $  281,221               $     --         $  281,221
     2002                    757,707                     --            757,707
Bond
     2003                  3,047,481                     --          3,047,481
     2002                  5,501,904                230,885          5,732,789

As of October 31, 2003, the components of Accumulated Losses were as follows:

                                                    SIRACH PORTFOLIOS
                            ----------------------------------------------------------------------
                               SPECIAL                                   STRATEGIC
                               EQUITY         EQUITY         GROWTH       BALANCED      BOND
                            ------------   ------------   -----------   -----------   -----------
Undistributed Ordinary
  Income                    $         --   $         --   $        --   $    26,054   $   197,490
Capital Loss Carryforwards   (69,150,839)   (17,156,712)   (4,580,618)   (5,524,219)   (4,764,093)
Unrealized Appreciation       31,742,074      2,487,177     1,504,800       947,581       560,625
                            ----------------------------------------------------------------------
Total Accumulated Losses    $(37,408,765)  $(14,669,535)  $(3,075,818)  $(4,550,584)  $(4,005,978)
                            ======================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                          EXPIRES     EXPIRES      EXPIRES   TOTAL CAPITAL LOSS
SIRACH PORTFOLIOS          2009        2010         2011        CARRYFORWARDS
-----------------      -----------  -----------  ----------  ------------------
Special Equity         $52,587,199  $16,563,640  $       --      $69,150,839
Equity                  11,665,044    3,335,449   2,156,219       17,156,712
Growth                   1,391,901    2,030,397   1,158,320        4,580,618
Strategic Balanced       2,397,066    1,681,264   1,445,889        5,524,219
Bond                            --    4,764,093          --        4,764,093

Amounts designated as "--" are either $0 or have been rounded to $0.

During the year ended October 31, 2003 the Special Equity and Bond Portfolios utilized $405,081 and $1,400,631, respectively of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2003, were as follows:

                           FEDERAL    APPRECIATED    DEPRECIATED  NET UNREALIZED
SIRACH PORTFOLIOS         TAX COST     SECURITIES    SECURITIES    APPRECIATION
-----------------       ------------  -----------    -----------  --------------
Special Equity          $144,223,045  $32,597,604     $(855,530)   $31,742,074
Equity                    34,286,054    4,533,773    (2,046,596)     2,487,177
Growth                    19,020,928    2,581,573    (1,076,773)     1,504,800
Strategic Balanced        18,965,001    1,482,556      (534,975)       947,581
Bond                      78,998,569    1,076,874      (516,249)       560,625

8. CAPITAL SHARE TRANSACTIONS:

Transactions in Institutional Class Shares for the Portfolios were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                              OCTOBER 31, 2003  OCTOBER 31, 2002
                                              ----------------  ----------------
SIRACH SPECIAL EQUITY PORTFOLIO:
Issued ........................................   2,997,155       6,012,720
Redeemed ......................................  (5,224,199)     (6,661,197)
                                                 ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ....................  (2,227,044)       (648,477)
                                                 ==========      ==========
SIRACH EQUITY PORTFOLIO:
Issued ........................................   1,034,758         875,115
Redeemed ......................................    (925,584)     (1,409,247)
                                                 ----------      ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ....................     109,174        (534,132)
                                                 ==========      ==========
SIRACH GROWTH PORTFOLIO:
Issued ........................................     224,834         458,422
Redeemed ......................................    (892,188)     (1,630,954)
                                                 ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ....................    (667,354)     (1,172,532)
                                                 ==========      ==========
SIRACH STRATEGIC BALANCED PORTFOLIO:
Issued ........................................      72,489         658,538
In Lieu of Cash Distributions .................      36,852          85,416
Redeemed ......................................  (1,605,255)     (3,427,213)
                                                 ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ....................  (1,495,914)     (2,683,259)
                                                 ==========      ==========
SIRACH BOND PORTFOLIO:
Issued ........................................   1,618,551       3,012,201
In Lieu of Cash Distributions .................     272,043         552,467
Redeemed ......................................  (3,221,088)     (6,477,580)
                                                 ----------      ----------
NET DECREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ....................  (1,330,494)     (2,912,912)
                                                 ==========      ==========

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
9. SECURITIES LENDING:

The Sirach Special Equity Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33.3% of the total asset value of the Portfolio (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities are fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral is maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower is required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. OTHER:

At October 31, 2003 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                      NO. OF               %
SIRACH PORTFOLIOS                                   SHAREHOLDERS      OWNERSHIP
-----------------                                   ------------      ---------
Special Equity .....................................      1               37
Equity .............................................      3               58
Growth .............................................      2               77
Strategic Balanced .................................      2               55
Bond ...............................................      3               55

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Sirach Special Equity Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Strategic Balanced Portfolio
Sirach Bond Portfolio

In our opinion, the accompanying statements of net assets of Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio and Sirach Strategic Balanced Portfolio, and Sirach Bond Portfolio (five of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Sirach Special Equity Portfolio, Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio, and Sirach Bond Portfolio at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2003

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                    TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                        Trustee                    (Since 1993)
76 yrs. old
--------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee                    (Since 1993)
76 yrs. old





--------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                    (Since 1993)
74 yrs. old






--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
72 yrs. old










--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                 NUMBER OF
                                                PORTFOLIOS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                       MEMBER               HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------



 Vice Chairman of Ameritrust Texas N.A.,           45               Trustee of The Arbor Funds,
 1989-1992, and MTrust Corp., 1985-1989.                            The MDL Funds, and The Expedition Funds.
-----------------------------------------------------------------------------------------------------------
 Pennsylvania State University, Senior Vice        45               Member and Treasurer, Board of
 President, Treasurer (Emeritus); Financial                         Trustees of Grove City College.
 and Investment Consultant, Professor of                            Trustee of The Arbor Funds,
 Transportation since 1984; Vice President-                         The MDL Funds, and The
 Investments, Treasurer, Senior Vice President                      Expedition Funds.
 (Emeritus), 1982-1984. Director,
 Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------
 Private investor from 1987 to present. Vice       45               Trustee of The Arbor Funds,
 President and Chief Financial officer, Western                     The MDL Funds, and The
 Company of North America (petroleum ser-                           Expedition Funds.
 vice company), 1980-1986. President of Gene
 Peters and Associates (import company),
 1978-1980. President and Chief Executive
 Officer of Jos. Schlitz Brewing Company
 before 1978.
-----------------------------------------------------------------------------------------------------------
 Partner, Dechert (law firm), September            45               Trustee of The Arbor Funds,
 1987-December 1993.                                                The MDL Funds, The Expedition
                                                                    Funds, SEI Asset Allocation Trust,
                                                                    SEI Daily Income Trust, SEI Index
                                                                    Funds, SEI Institutional
                                                                    International Trust, State Street
                                                                    Research Funds, Massachusetts
                                                                    Health and Education Tax-Exempt
                                                                    Trust, SEI Institutional Investments
                                                                    Trust, SEI Institutional Managed
                                                                    Trust, SEI Liquid Asset Trust and
                                                                    SEI Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                    TIME SERVED 2
-------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
61 yrs. old










-------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                    (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees










-------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

                                                NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                            INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                       MEMBER                HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------



 Chief Executive Officer, Newfound                 45               Trustee, Navigator Securities Lending
 Consultants Inc. since April 1997. General                         Trust, since 1995. Trustee of The
 Partner, Teton Partners, L.P., June 1991-                          Arbor Funds, The MDL Funds, The
 December 1996; Chief Financial Officer,                            Expedition Funds, SEI Asset
 Nobel Partners, L.P., March 1991-December                          Allocation Trust, SEI Daily Income
 1996; Treasurer and Clerk, Peak Asset                              Trust, SEI Index Funds, SEI
 Management, Inc., since 1991.                                      Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI
                                                                    Liquid Asset Trust and SEI Tax
                                                                    Exempt Trust.
---------------------------------------------------------------------------------------------------------



 Currently performs various services on behalf     45               Trustee of The Arbor Funds, Bishop
 of SEI Investments for which Mr. Nesher is                         Street Funds, The Expedition Funds,
 compensated. Executive Vice President of SEI                       The MDL Funds, SEI Asset Allocation
 Investments, 1986-1994. Director and                               Trust, SEI Daily Income Trust, SEI
 Executive Vice President of the Administrator                      Index Funds, SEI Institutional
 and the Distributor, 1981-1994.                                    International Trust, SEI Institutional
                                                                    Investments Trust, SEI Institutional
                                                                    Managed Trust, SEI Liquid Asset
                                                                    Trust, SEI Opportunity Master Fund,
                                                                    L.P., SEI Opportunity Fund, L.P.,
                                                                    SEI Absolute Return Master Fund,
                                                                    L.P., SEI Absolute Return Fund, L.P.
                                                                    and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                     TIME SERVED
------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old





------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                    President                  (Since 2003)
41 yrs. old




------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                      Financial Officer


------------------------------------------------------------------------------
PETER GOLDEN                 Co-Controller and Co-Chief          (Since 2003)
39 yrs. old                      Financial Officer






------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
41 yrs. old




------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

                                                NUMBER OF
                                               PORTFOLIOS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                   OVERSEEN BY               OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                        OFFICER                  HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------




 Partner, Morgan, Lewis & Bockius LLP              45               Trustee of The Arbor Funds, The
 (law firm), counsel to the Trust, SEI Investments,                 MDL Funds, The Expedition Funds,
 the Administrator and the Distributor. Director                    SEI Asset Allocation Trust, SEI Daily
 of SEI Investments since 1974; Secretary of                        Income Trust, SEI Index Funds, SEI
 SEI Investments since 1978.                                        Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI
                                                                    Liquid Asset Trust and SEI Tax
                                                                    Exempt Trust.
-----------------------------------------------------------------------------------------------------------


 Senior Operations Officer, SEI                    N/A              N/A
 Investments, Fund Accounting and
 Administration (1996-Present); Assistant
 Chief Accountant of the U.S. Securities
 and Exchange Commission's Division of
 Investment Management (1993-1996).
-----------------------------------------------------------------------------------------------------------
 Director, SEI Investments, Fund                   N/A              N/A
 Accounting and Administration since
 November 1999; Audit Manager, Ernst
 & Young LLP from 1991-1999.
-----------------------------------------------------------------------------------------------------------
 Director, SEI Investments, Fund                   N/A              N/A
 Accounting and Administration since
 June 2001. From March 2000 to 2001,
 Vice President of Funds Administration
 for J.P. Morgan Chase & Co. From 1997
 to 2000, Vice President of Pension and
 Mutual Fund Accounting for Chase
 Manhattan Bank.
-----------------------------------------------------------------------------------------------------------
 Vice President and Assistant Secretary of         N/A              N/A
 SEI Investments Global Funds Services and
 SEI Investments Distribution Co. since
 January 2001; Shareholder/Partner,
 Buchanan Ingersoll Professional Corporation
 from 1992-2000.
-----------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                     TIME SERVED
-------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary




-------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
35 yrs. old                   and Assistant Secretary




-------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
35 yrs. old                        and Secretary




-------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



-------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary




-------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
--------------------------------------------------------------------------------

                                               NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                          INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                 OVERSEEN BY          OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                     OFFICER              HELD BY OFFICER
--------------------------------------------------------------------------------------


 Vice President and Assistant Secretary            N/A              N/A
 of SEI Investments, SEI Investments
 Global Funds Services and SEI Investments
 Distribution Co. since 1998; Assistant
 General Counsel and Director of Arbitration,
 Philadelphia Stock Exchange from 1989-1998.
--------------------------------------------------------------------------------------
 Vice President and Assistant Secretary of SEI     N/A              N/A
 Investments Global Funds Services and SEI
 Investments Distribution Co. since 1999;
 Associate, Dechert (law firm) from 1997-1999;
 Associate, Richter, Miller & Finn (law firm)
 from 1994-1997.
--------------------------------------------------------------------------------------
 Vice President and Assistant Secretary of         N/A              N/A
 SEI Investments Global Funds Services and
 SEI Investments Distribution Co. since 2000;
 Vice President, Merrill Lynch & Co. Asset
 Management Group from 1998-2000; Associate
 at Pepper Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------------
 Vice President and Assistant Secretary of SEI     N/A              N/A
 Investments Global Funds Services and SEI
 Investments Distribution Co. since 1999;
 Associate at White and Williams LLP
 from 1991-1999.
--------------------------------------------------------------------------------------
 Vice President and Assistant Secretary of SEI     N/A              N/A
 Investments Global Funds Services and SEI
 Investments Distribution Co. since 2001;
 Associate at Howard Rice Nemorvoski
 Canady Falk & Rabkin from 1998-2001;
 Associate at Seward & Kissel from 1996-1998.
--------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                     TIME SERVED
------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JOHN MUNERA                     Vice President and               (Since 2002)
40 yrs. old                     Assistant Secretary


------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)
42 yrs. old                     Assistant Secretary

------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                PORTFOLIOS
                                              IN THE ADVISORS'
                                             INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                    OVERSEEN BY        OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                        OFFICER             HELD BY OFFICER
-------------------------------------------------------------------------------------


 Middle Office Compliance Officer at               N/A              N/A
 SEI Investments since 2000; Supervising
 Examiner at Federal Reserve Bank of
 Philadelphia from 1998-2000.
-------------------------------------------------------------------------------------
 Employed by SEI Investments Company               N/A              N/A
 since 2003. Associate at Drinker Biddle &
 Reath, LLP from 1998-2003.
-------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                SIRACH PORTFOLIOS
                                                               OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
                                               DIVIDENDS
                                             QUALIFYING FOR
                                               CORPORATE
                                ORDINARY       DIVIDENDS     QUALIFYING
                                 INCOME        RECEIVABLE     DIVIDEND
PORTFOLIOS                    DISTRIBUTIONS     DEDUCTION     INCOME (1)
----------                    -------------  --------------   ----------
Strategic Balanced ...........   100.00%        54.37%          35.53%
Bond .........................   100.00%         0.00%           0.00%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF EACH PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2003 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

                              THE SIRACH PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  877-474-7224

                                    ADVISER:
                         Sirach Capital Management, Inc.
                                 520 Pike Street
                                   Suite 2800
                                Seattle, WA 98101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004


          This information must be preceded or accompanied by a current prospectus for the Portfolios described.

SIR-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        -----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.